SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

             Post-Effective Amendment No. 7 (File No. 33-40779)             [x]

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                     Amendment No. 7 (File No. 812-7731)                    [x]

                        (Check appropriate box or boxes)

                              IDS LIFE ACCOUNT SBS
-------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
-------------------------------------------------------------------------------
                               (Name of Depositor)

IDS Tower 10, Minneapolis, MN 55440-0010
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(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code (612) 671-4085
-------------------------------------------------------------------------------

          Colin M. Lancaster, IDS Tower 10, Minneapolis, MN 55440-0010
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[x] on May 1, 1998 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS REFERENCE SHEET

Cross reference sheet showing location in the prospectus of the information called for by the items enumerated in Part A and B of Form N-4.

Negative answers omitted from the prospectus and Statement of Additional Information are so indicated.

                                     PART A

Item No.      Section in Prospectus

1             Cover
2             Definitions
3  (a)        Annuity and Certificate Expense
   (b)        About the Annuity
4  (a)        Condensed Financial Information
   (b)        Performance Information
   (c)        Financial Statements
5  (a)        Who Issues the Annuity
   (b)        About the Annuity
   (c)        About the Variable Account, Portfolios and Funds
   (d)        Cover
   (e)        Voting rights
   (f)        NA
   (g)        NA
6  (a)        Certificate Charges and Charges Against the Variable Account
              Annuity and Certificate Expenses
   (b)        Surrender Charge
   (c)        Calculation
   (d)        Surrendering Your Certificate
   (e)        Investment Goals and Policies of the Portfolio and Funds
   (f)        NA
7  (a)        Buying the Certificate
   (b)        About the Variable Account, Portfolios and the Funds; Transferring
              Your Money Between Accounts
   (c)        About the Variable Account, Portfolios and Funds; Subaccounts
              Available for Investment
   (d)        Cover
8  (a)        Payout Options at Retirement
   (b)        Retirement Date
   (c)        Payout Options at Retirement
   (d)        Payout Options at Retirement
   (e)        Payout Options at Retirement
   (f)        Changing Ownership
9  (a)        Payment in Case of Death
   (b)        Payment in Case of Death
10 (a)        Buying the Certificate
   (b)        Settlement Value of Your Certificate
   (c)        Additional Information About the Annuity and Certificate
   (d)        Who Issues the Annuity
11 (a)        Surrendering Your Certificate; Surrender Charges
   (b)        NA
   (c)        Receiving Payment When You Request a Surrender
   (d)        NA
   (e)        Ten Day Free Look
12 (a)        Taxes
   (b)        About the Variable Account, Portfolios and Funds
   (c)        Federal Tax Information
13            Legal Proceedings
14            Table of contents of the Statement of Additional Information


                                     PART B

Item No.      Section in Statement of Additional Information

15 (a)        Cover
   (b)        NA
16            Table of Contents
17 (a)        NA
   (b)        NA
   (c)        Who Issues the Annuity*
18 (a)        NA
   (b)        NA
   (c)        Independent Auditors
   (d)        NA
   (e)        NA
   (f)        NA
19 (a)        Distribution of the Contracts*
   (b)        Contract charges*
20 (a)        Principal Underwriter
   (b)        Principal Underwriter
   (c)        NA
   (d)        NA
21 (a)        Performance Information
   (b)        Performance Information
22
23 (a)        Financial Statements
   (b)        Financial Statements

*Designates section in the prospectus, which is hereby incorporated by reference in this Statement of Additional Information.

Symphony Annuity
Prospectus/May 1, 1998



This prospectus describes an individual flexible premium deferred annuity contract (Annuity) offered by IDS Life Insurance Company (IDS Life). The Annuity is a deferred annuity contract in which purchase payments are accumulated on a fixed and/or variable basis and which pays retirement benefits to the owner. It is available for qualified and nonqualified retirement plans.

IDS Life Account SBS
Individual Flexible Premium Deferred Combination Fixed and Variable Annuit Contract

Sold by:

IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN 55440-0010
Telephone: (800) 422-3542


This prospectus contains the information about the variable accounts that you should know before investing. Refer to "About the Variable Account and the Portfolios and Funds" in this prospectus.

This prospectus is valid only when accompanied or preceded by the prospectuses for Greenwich Street Series Fund and the IDS Life Retirement Annuity Mutual Funds. Please read these documents carefully and keep them for future reference.


These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


IDS Life Insurance Company is not a bank or financial institution, and the securities it offers are not deposits or obligations of, backed or guaranteed or endorsed by any bank or financial institution nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


A Statement of Additional Information (SAI) filed with the Securities and Exchange Commission (SEC) is available without charge by contacting IDS Life at the telephone number or address shown above. The Table of Contents of the SAI appears on page __ of this prospectus.

Definitions

Some terms used in this prospectus:

Accumulation Unit -- A measure of the value of your investment in each of the subaccounts. Prior to the retirement date, these units are used to calculate the value of your Annuity.

Annuitant -- The person on whose life annuity payments depend. Calculation of annuity retirement payments depends on the annuitant's age.

Contract Value -- The total value of your Annuity before any applicable surrender charge and any contract charge have been deducted.

Contract Year -- A period of 12 months, starting on the effective date of your Annuity and on each anniversary of the effective date.

Fixed Account -- An additional account into which you may choose to allocate purchase payments and which is included in your contract value. Purchase payments allocated to the Fixed Account will earn interest at a rate guaranteed by IDS Life which will change from time to time.

Owner (You, Your) -- The person or party owning the Annuity.

Payment Year -- Each contract year in which you make a purchase payment and each succeeding year measured from the end of the contract year during which you made such a payment. For example, if you make an initial purchase payment of $15,000 and then make a subsequent purchase payment of $10,000 during the fourth contract year, the sixth contract year will be the sixth payment year with respect to your initial purchase payment and the third payment year with respect to your subsequent purchase payment.

Portfolios and Funds -- The Money Market Portfolio, Intermediate High Grade Portfolio, Diversified Strategic Income Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Appreciation Portfolio, Total Return Portfolio, International Equity Portfolio, Emerging Growth Portfolio (collectively, the Portfolios), IDS Life Special Income Fund, IDS Life Capital Resource Fund, and IDS Life Managed Fund (collectively, the Funds).

You may choose to allocate your purchase payments to one or more of the subaccounts investing in shares of one of these Portfolios or Funds, each of which is an open-end investment company or series of an open-end investment company registered under the Investment Company Act of 1940, as amended (1940
Act).

Purchase Payments -- Payments made to IDS Life for an Annuity.

Retirement Date -- The date on which retirement payments begin.

Surrender Charge -- A deferred sales charge that may be applied if you surrender your Annuity.

Surrender Value -- The total value of your Annuity after any applicable surrender charge and any contract charge have been deducted.


Valuation Date -- Any normal business day, Monday through Friday, except for the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Variable Account -- IDS Life Account SBS, a separate account of IDS Life. Pursuant to the laws of the state of Minnesota, assets attributable to the Variable Account are held by IDS Life in one or more subaccounts. Each subaccount invests in a corresponding Portfolio or Fund. The Money Market subaccount invests in shares of the Money Market Portfolio; the Intermediate High Grade subaccount invests in shares of the Intermediate High Grade Portfolio; the Diversified Strategic Income subaccount invests in shares of the Diversified Strategic Income Portfolio; the Equity Income subaccount invests in shares of the Equity Income Portfolio; the Equity Index subaccount invests in shares of the Equity Index Portfolio; the Growth & Income subaccount invests in shares of the Growth & Income Portfolio; the Appreciation subaccount invests in shares of the Appreciation Portfolio; the Total Return subaccount invests in shares of the Total Return Portfolio; the International Equity subaccount invests in shares of the International Equity Portfolio; the Emerging Growth subaccount invests in shares of the Emerging Growth Portfolio; the Capital Resource subaccount invests in shares of the IDS Life Capital Resource Fund; the Special Income subaccount invests in shares of the IDS Life Special Income Fund; and the Managed subaccount invests in shares of the IDS Life Managed Fund.

Summary of Contents

About the Annuity

Purpose of the Annuity -- The Annuity allows you to invest in any or all of the thirteen subaccounts of the Variable Account as well as in the Fixed Account. Retirement payments are paid on a fixed basis (page __).

You may return your Annuity and receive a full refund of the contract value (including charges) within 10 days after the Annuity is delivered to you. The contract value returned may be greater or less than your purchase payment. However, if applicable state law so requires, or if you purchased the Annuity as an Individual Retirement Annuity (IRA), your purchase payment will be refunded in full (page __).

Who Issues the Annuity -- IDS Life, a subsidiary of American Express Financial Corporation, issues the Annuity (page __).

About the Variable Account and the Portfolios

Subaccounts Available for Investment -- There are thirteen separate subaccounts of the Variable Account available for investment in addition to the Fixed Account (page __).

The Variable Account is registered as a single unit investment trust under the 1940 Act (page __).

Investment Goals and Policies of the Portfolios and Funds -- Each Portfolio and Fund has a different investment policy. The Money Market Portfolio invests in high-quality short-term money market instruments. The Intermediate High Grade Portfolio invests in high-quality intermediate-term U.S. government securities and corporate bonds of U.S. issuers. The Diversified Strategic Income Portfolio invests primarily in three types of fixed-income securities -- U.S. government and mortgage-related securities, foreign government securities and corporate securities rated below investment grade. The Equity Income Portfolio invests primarily in dividend-paying common stocks, concentrating in securities of companies in the utility industry. The Equity Index Portfolio invests in the common stocks of the companies represented in Standard & Poor's 500 Composite Stock Price Index (S&P 500). The Growth & Income Portfolio invests in dividend-paying equity securities meeting certain specified investment criteria. The Appreciation Portfolio invests primarily in equity securities. The Total Return Portfolio invests primarily in a diversified portfolio of dividend-paying common stocks. The International Equity Portfolio invests at least 65 percent of its assets in a diversified portfolio of equity securities of established non-U.S. issuers. The Emerging Growth Portfolio invests at least 65 percent of its total assets in common stocks of small and medium-sized companies, both domestic and foreign, considered to be emerging growth companies. The IDS Life Capital Resource Fund invests primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries. The IDS Life Special Income Fund invests primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries, and in government bonds. The IDS Life Managed Fund invests primarily in U.S. common stocks listed on national securities exchanges, securities convertible into common stock, warrants, fixed-income securities (primarily high-quality corporate bonds) and money market instruments (page __).

Using the Annuity

Buying the Annuity -- Applications are subject to acceptance at IDS Life's home office in Minneapolis (page __).

IRAs and Other Qualified Plans -- The Annuity is available for IRAs, Tax-sheltered Annuities (TSAs) under 403(b) plans, 401(k) plans and other qualified plans as well as for nonqualified retirement plans (page __).

Purchase Payments -- You must make an initial lump sum purchase payment to your Annuity and you may make additional purchase payments to your Annuity. The initial purchase payment must be at least $5,000 for nonqualified Annuities and at least $500 for qualified Annuities. After making the initial purchase payment, you may make additional payments of at least $500 for nonqualified Annuities and at least $50 for qualified Annuities. Additional purchase payments can be mailed directly to IDS Life. IDS Life reserves the right to limit total purchase payments for your Annuity to $1,000,000 and to change the limits on purchase payment amounts (page __).


Your purchase payments also may be allocated to the Fixed Account and/or to the subaccount(s) you choose. For nonqualified Annuities, the minimum value of your investment in a subaccount or in the Fixed Account is $500. This $500 minimum value does not apply to qualified Annuities (page __).

Transferring Your Money Between Accounts -- Until the retirement date, you can give us written or telephone instructions to redistribute your investment among the thirteen subaccounts of the Variable Account. There are some restrictions on transferring to or from the Fixed Account. Transfers must be for at least $500 or, if less, your entire balance in the subaccount unless you establish automated transfers of contract values (page __).

You may establish automated transfers of contract values between the subaccounts and/or the Fixed Account. The minimum automated transfer amount is $100. This service is subject to restrictions (page __).

Contract Charges and Charges Against the Variable Account -- IDS Life charges your Annuity $30 per year for administrative services (page __).

IDS Life charges the subaccounts of the Variable Account a daily asset charge at an effective annual rate of 0.25 percent of the daily net asset value of the subaccounts for administrative and operating expenses related to the subaccounts (page __).

IDS Life charges the subaccounts of the Variable Account a daily mortality and expense risk fee at an effective annual rate of 1.25 percent of the daily net asset value of the subaccounts (page __).

A surrender charge applies if you make a full or partial surrender of your contract value during the first six payment years following a purchase payment. The surrender charge starts at 6 percent of a purchase payment in the first payment year and is reduced by 1 percent each payment year thereafter. There is no surrender charge after six payment years. In addition, there is no surrender charge when contract values are applied to retirement payment plans or for a death benefit. After the first contract year, you may surrender up to 10 percent of your contract value without incurring a surrender charge. There is no surrender charge imposed on contract earnings, as defined herein (page __).

The above charges will not increase during the term of the Annuity. For some sales, certain administrative and surrender charges may be reduced or eliminated altogether (page __).

Certain state and local governments impose premium taxes (page __).

Surrendering Your Annuity -- You may surrender all or part of your Annuity's value at any time before the retirement date. You will pay income tax on the taxable part of your surrender and you may have to pay tax penalties if you surrender all or part of your Annuity before reaching age 59-1/2. In addition, surrenders from certain qualified Annuities may be subject to 20 percent income tax withholding (page __).

The Internal Revenue Code of 1986, as amended (the Code) imposes restrictions on your right to receive a distribution from a TSA (page __).

You may establish systematic withdrawals of up to 10 percent of the contract value at the beginning of the contract year. Systematic withdrawals may be made in one of three ways (page __).

A partial surrender must be for at least $500. You cannot make a surrender that would reduce the value of your investment in a subaccount or in the Fixed Account to less than

$500 unless the value of your investment in a subaccount or in the Fixed Account is fully withdrawn (page __).

IDS Life may ask you to return the Annuity if you make a complete surrender (page __).

Payment usually will be mailed within seven days after IDS Life receives your surrender request (page
--).

Payment in Case of Death before Retirement Payments Begin -- Prior to the retirement date, if you or the annuitant die before the initial fifth contract anniversary, the beneficiary will be paid the greater of: 1) the contract value; or 2) the amount of purchase payments (minus any surrenders). If you or the annuitant die on or after the initial fifth contract anniversary, and each subsequent fifth contract anniversary, the beneficiary will be paid the greater of: 1) the contract value; or 2) a minimum guaranteed death benefit which equals: a) the death benefit calculated as of the previous fifth contract anniversary; plus b) any purchase payments made since the previous fifth contract anniversary; minus c) any surrenders since the previous fifth contract anniversary (page __).

Beneficiaries will receive payment in a single lump sum or may request that payments be made under one of the retirement payment plans IDS Life offers (page __).

Settlement Value of Your Annuity -- The amount available on the retirement date to apply to a retirement payment plan equals the then current contract value (page __).

IDS Life calculates retirement payments due based on the contract value on the retirement date. Payments are made on a fixed basis (page __).

Payout Options at Retirement -- At retirement, you may choose one of five payment plans or make other arrangements. If you do not choose one of the five payment plans, IDS Life will make payments under Plan B with 120 monthly payments guaranteed (page __).

If you purchased your Annuity for a qualified plan, the payment schedule must meet the requirements of that plan (page __).

If monthly payments would be less than $50, IDS Life reserves the right to reduce the frequency of the retirement payments or to pay the contract value in one lump sum payment (page __).

If you or the annuitant die after retirement payments begin, any amount payable will be as provided in the retirement payment plan in effect (page __).

Changing Ownership -- You may change ownership of your Annuity by filing a change of ownership form with IDS Life. Certain restrictions apply concerning transfer of ownership of a qualified plan, and certain transfers of nonqualified Annuities may have adverse federal income tax consequences (page __).

Federal Tax Information -- According to current interpretations of federal income tax law, there is no federal income tax on any increase in the Annuity's value until payments are made. Consult your tax advisor (page __).

If you surrender your Annuity or if retirement payments begin, you will be taxed on the amount that exceeds your investment in the Annuity. Under certain circumstances, there also may be a 10 percent IRS penalty tax on the taxable part of payments. In addition, distributions from certain qualified Annuities may be subject to 20 percent income tax withholding (page __).

Additional Information about the Annuity

Accumulation Units -- When your purchase payments are allocated to a subaccount, they will be converted into accumulation units. The accumulation unit value increases or decreases with the performance of the relevant Portfolio or Fund (page __).


About the Portfolios and Funds -- As Annuity owner, you have voting rights in the Greenwich Street Series Fund and its Portfolios and in the Funds. IDS Life may, in its discretion, substitute investments in shares of the Portfolios and Funds with shares of other registered investment companies under certain conditions (page __).


Information on the Fixed Account of the Annuity -- The Annuity also allows you to allocate purchase payments to a Fixed Account where they will earn interest at a rate guaranteed by IDS Life, which will change from time to time. Subject to restrictions, you may transfer contract values from the Fixed Account to the subaccounts and you may establish automated transfers of contract values between the Fixed Account and the subaccounts. Automated transfers from the Fixed Account may not exceed an amount that, if continued, would deplete the Fixed Account within 12 months. This prospectus applies only to the variable features of the Annuity. Information about the Fixed Account is found on page __.

Annuity Expenses


The following information is presented to help you understand the various costs and expenses that you bear directly or indirectly as the owner of an Annuity. The information shows the expenses of the Variable Account as well as the expenses of the underlying Portfolios and Funds. For more information about charges, see page __.


Annual Contract Charges

------------------------ -------------------------- -------------------------
                              Payment
Surrender Charge               Year                    Percentage
                         -------------------------- -------------------------

(Contingent Deferred            1                         6%
Sales Charge as a               2                         5
percentage of purchase          3                         4
payments)                       4                         3
                                5                         2
                                6                         1
                           7 and later                    0

Annual Contract Administrative Charge                       $30

Annual Variable Account Charges

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Variable Account Administrative Charge
(as a percentage of daily net asset value)........................0.25%

Mortality and Expense Risk Fee
(as a percentage of daily net asset value.........................1.25%

-------------------------------------------------------------------------------
Total Variable Account Annual Expenses*                           1.50%

*Premium taxes imposed by some state and local governments may be applicable.
 They are not reflected.

Annual Operating Expenses of the Portfolios and Funds
(as a percentage of average daily net assets)
-------------------------------------------------------------------------------

                                                              Diversified
                                 Money        Intermediate     Strategic         Equity          Equity
                                 Market        High Grade        Income          Income          Index
Management Fees                  .50%            .60%            .65%             .65%            .21%
Other Expenses                   .70             .35             .13              .12             .55
Total Operating                 1.20%            .95%            .78%             .77%            .76%
Expenses of Portfolios #

                                Growth &                         Total       International      Emerging
                                 Income       Appreciation       Return          Equity          Growth
Management Fees                  .65%            .75%            .75%            1.05%            .95%
Other Expenses                   .12             .05             .04              .26             .31
Total Operating                  .77%            .80%            .79%            1.31%           1.26%
Expenses of Portfolios #

Example*
You would pay the following expenses on a $1,000 investment, assuming (1) 5 - percent annual return and (2) surrender at the end of each period

                                                              Diversified
                                 Money        Intermediate     Strategic         Equity          Equity
                                 Market        High Grade        Income          Income          Index
1 year                           $88.14         $85.57           $83.83          $83.73          $83.63
3 years                          126.27         118.61           113.38          113.07          112.76
5 years                          166.97         154.27           145.56          145.04          144.53
10 years                         310.72         285.76           268.43          267.40          266.37

                                Growth &                         Total       International      Emerging
                                 Income       Appreciation       Return          Equity          Growth
1 year                           $83.73         $84.04           $83.93          $89.26          $88.75
3 years                          113.07         114.00           113.69          129.62          128.10
5 years                          145.04         146.59           146.07          172.51          170.00
10 years                         267.40         270.48           269.45          321.51          316.62

You would pay the following expenses on the same investment assuming no surrender or selection of a retirement payment plan at the end of each time period:

                                                              Diversified
                                 Money        Intermediate     Strategic         Equity          Equity
                                 Market        High Grade        Income          Income          Index
1 year                           $28.14         $25.57           $23.83          $23.73         $23.63
3 years                           86.27          78.61            73.38           73.07          72.76
5 years                          146.97         134.27           125.56          125.04         124.53
10 years                         310.72         285.76           268.43          267.40         266.37

                                 Growth                          Total       International      Emerging
                                & Income      Appreciation       Return          Equity          Growth
1 year                           $23.73         $24.04           $23.93          $29.26         $28.75
3 years                           73.07          74.00            73.69           89.62          88.10
5 years                          125.04         126.59           126.07          152.51         150.00
10 years                         267.40         270.48           269.45          321.51         316.62

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

*In this example, the $30 annual contract administrative charge is approximated as a .045 percent charge based on the average Annuity size.
#  Annualized operating expenses of underlying portfolios at Dec. 31, 1997

                               IDS Life        IDS Life
                               Capital          Special          IDS Life
                               Resource         Income           Managed
                            -------------- ----------------- -----------------
Management Fees                 0.60%            0.60%             0.59%
Other Expenses                  0.07             0.07              0.05
Total Operating                 0.67%            0.67%             0.64%
Expenses of
Funds #

Example*
You would pay the following expenses on a $1,000 investment, assuming (1) 5-percent annual return and (2) surrender at the end of each time period:

1 year                         $82.70          $82.70             $82.40
3 years                        109.99          109.99             109.06
5 years                        139.89          139.89             138.34
10 years                       257.06          257.06             253.93

You would pay the following expenses on the same investment assuming no surrender or selection of a retirement payment plan at the end of each time period.

1 year                         $22.70          $22.70             $22.40
3 years                         69.99           69.99              69.06
5 years                        119.89          119.89             118.34
10 years                       257.06          257.06             253.93

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

*In this example, the $30 annual contract administrative charge is approximated as a .045 percent charge based on the average Annuity size.
#  Annualized operating expenses of underlying mutual funds at Dec. 31, 1997.


Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount.

Year ended Dec. 31,
                                       1997       1996        1995      1994      1993     1992      1991

Subaccount AMO (Investing in shares of Money Market Portfolio)*

Accumulation unit                     $1.12      $1.08       $1.04     $1.02     $1.02    $1.00     $1.00
value at beginning
of period

Accumulation unit value               $1.15      $1.12       $1.08     $1.04     $1.02    $1.02     $1.00
at end of period

Number of accumulation                3,661      4,930       4,822     6,298     3,175    2,061       828
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.50%      1.50%       1.50%     1.50%     1.50%    1.50%     1.50%
expense to average
net assets

Simple yield                          3.05%      2.52%       2.75%     2.14%     0.72%    0.78%     2.00%

Compound yield                        3.09%      2.55%       2.79%     2.16%     0.72%    0.78%     2.02%


Subaccount AIH (Investing in shares of Intermediate High Grade Portfolio)*

Accumulation unit                     $1.25      $1.25       $1.08     $1.13     $1.06    $1.02     $1.00
value at beginning
of period

Accumulation unit value               $1.34      $1.25       $1.25     $1.08     $1.13    $1.06     $1.02
at end of period

Number of accumulation                9,640     10,509      11,659    11,655     8,070    3,417       682
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.50%      1.50%       1.50%     1.50%     1.50%    1.50%     1.50%
expense to average
net assets


Subaccount ADS (Investing in shares of Diversified Strategic Income Portfolio)*

Accumulation unit                     $1.34      $1.23       $1.07     $1.12     $1.01    $1.01     $1.00
value at beginning
of period

Accumulation unit value               $1.43      $1.34       $1.23     $1.07     $1.12    $1.01     $1.01
at end of period

Number of accumulation               37,359     41,939      45,720    48,740    36,618   19,768     3,869
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.50%      1.50%       1.50%     1.50%     1.50%    1.50%     1.50%
expense to average
net assets


Subaccount AEM (Investing in shares of Equity Income Portfolio)*

Accumulation unit                     $1.47      $1.41       $1.08     $1.22     $1.12    $1.02     $1.00
value at beginning
of period

Accumulation unit value               $1.79      $1.47       $1.41     $1.08     $1.22    $1.12     $1.02
at end of period

Number of accumulation               24,835     29,866      35,868    39,594    48,057   23,184     3,835
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.50%      1.50%       1.50%     1.50%     1.50%    1.50%     1.50%
expense to average
net assets


Subaccount AEX (Investing in shares of Equity Index Portfolio)*

Accumulation unit                     $1.89      $1.58       $1.18     $1.19     $1.11    $1.06     $1.00
value at beginning
of period

Accumulation unit value               $2.46      $1.89       $1.58     $1.18     $1.19    $1.11     $1.06
at end of period

Number of accumulation                8,512      9,114       8,552     7,552     6,454    3,748       636
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.50%      1.50%       1.50%     1.50%     1.50%    1.50%     1.50%
expense to average
net assets


Subaccount AGI (Investing in shares of Growth and Income Portfolio)*

Accumulation unit                     $1.68      $1.42       $1.11     $1.16     $1.08    $1.01     $1.00
value at beginning
of period

Accumulation unit value               $2.03      $1.68       $1.42     $1.11     $1.16    $1.08     $1.01
at end of period

Number of accumulation               19,668     21,299      23,037    25,102    20,774   10,136     1,881
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.50%      1.50%       1.50%     1.50%     1.50%    1.50%     1.50%
expense to average
net assets


Subaccount AAP (Investing in shares of Appreciation Portfolio)*

Accumulation unit                     $1.68      $1.43       $1.12     $1.15     $1.09    $1.05     $1.00
value at beginning
of period

Accumulation unit value               $2.10      $1.68       $1.43     $1.12     $1.15    $1.09     $1.05
at end of period

Number of accumulation               48,070     53,860      63,015    68,920    65,534   48,842    10,929
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.50%      1.50%       1.50%     1.50%     1.50%    1.50%     1.50%
expense to average
net assets


Subaccount ATR (Investing in shares of Total Return Portfolio)**

Accumulation unit                     $1.66      $1.35       $1.09     $1.03     $1.00       --        --
value at beginning
of period

Accumulation unit value               $1.91      $1.66       $1.35     $1.09     $1.03       --        --
at end of period

Number of accumulation               18,783     20,195      20,934    18,918     2,486       --        --
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.50%      1.50%       1.50%     1.50%     1.50%       --        --
expense to average
net assets


Subaccount AIE (Investing in shares of International Equity Portfolio Fund)**

Accumulation unit                     $1.49      $0.97       $0.91     $1.04     $1.00       --        --
value at beginning
of period

Accumulation unit value               $1.11      $1.17       $0.97     $0.91     $1.04       --        --
at end of period

Number of accumulation               23,936     27,135      28,243    29,353     5,528       --        --
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.50%      1.50%       1.50%     1.50%     1.50%       --        --
expense to average
net assets


Subaccount AEG (Investing in shares of Emerging Growth Portfolio)**

Accumulation unit                     $1.56      $1.35       $0.96     $1.04     $1.00       --
value at beginning
of period

Accumulation unit value               $1.85      $1.56       $1.35     $0.96     $1.04       --
at end of period

Number of accumulation               10,123     11,449      12,247    11,353     2,022       --
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.50%      1.50%       1.50%     1.50%     1.50%       --
expense to average
net assets


Subaccount ACR (Investing in shares of IDS Life Capital Resource Fund)***

Accumulation unit                     $1.33      $1.25       $0.99     $1.00        --
value at beginning
of period

Accumulation unit value               $1.62      $1.33       $1.25     $0.99        --
at end of period

Number of accumulation                  463        528         519       560        --
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.50%      1.50%       1.50%     1.50%        --
expense to average
net assets


Subaccount ASI (Investing in shares of IDS Life Special Income Fund)***

Accumulation unit                     $1.26      $1.20       $0.99     $1.00        --
value at beginning
of period

Accumulation unit value               $1.35      $1.26       $1.20     $0.99        --
at end of period

Number of accumulation                  869        742         722       351        --
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.50%      1.50%       1.50%     1.50%        --
expense to average
net assets


Subaccount AMG (Investing in shares of IDS Life Managed Fund)***

Accumulation unit                     $1.37      $1.19       $0.97     $1.00        --
value at beginning
of period

Accumulation unit value               $1.61      $1.37       $1.19     $0.97        --
at end of period

Number of accumulation                1,100        785         716       298        --
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.50%      1.50%       1.50%     1.50%        --
expense to average
net assets


*Operations commenced on Oct. 16, 1991.
**Operations commenced on Dec. 2, 1993.
***Operations commenced on Oct. 3, 1994.


Financial Statements


Complete financial statements of the Variable Account including audited individual and combined statements of net assets as of Dec. 31, 1997, and the related statements of operations for the year then ended, and the related statements of changes in net assets for each of the two years in the period then ended, are presented in the SAI dated May 1, 1998. The audited consolidated financial statements of IDS Life Insurance Company including consolidated balance sheets as of Dec. 31, 1997, and 1996, and related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended Dec. 31, 1997 also are presented in the SAI.


Performance Information

Yield
Performance information for the subaccounts of the Variable Account, including the simple yield and effective yield for the Money Market subaccount, and yield and total return for the remaining subaccounts, may appear from time to time in advertisements or sales literature.

The simple yield of the Money Market subaccount is based on income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then "annualized" by assuming that the seven-day yield would be received for 52 weeks and is stated in terms of an annual percentage return on the investment. The effective yield of the Money Market subaccount is calculated in a manner similar to that used to calculate simple yield. However, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the simple yield due to the compounding effect of this assumed reinvestment.

Yield quotations for the remaining subaccounts are based on all investment income per accumulation unit earned during a given 30-day period, less expenses accrued during the period (net investment income). Yield quotations are computed by dividing this net investment income by the value of an accumulation unit on the last day of the period.

Average Annual Total Return
Average annual total return quotations will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in an Annuity over a period of one, five and 10 years (or, if less, up to the life of the subaccount). The average annual total return quotations will reflect the deduction of all applicable charges including the contract administrative charge, the Variable Account administrative charge and the mortality and expense risk fee. Quotations will be made that reflect the deduction of the applicable surrender charge (assuming a surrender at the end of the illustrated period). Additional average annual total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender at the end of the illustrated period). A subaccount also may use aggregate total return figures for various periods, representing the cumulative change in the value of an investment in the subaccount for the specific period (again reflecting changes in a subaccount's accumulation unit value). The calculation assumes reinvestment of investment earnings and reflects the deduction of all applicable charges, including the contract administrative charge, mortality and expense fee, variable account administrative charge and surrender charge, assuming a surrender at the end of the illustrated period. Optional aggregate total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender). Aggregate total returns may be shown by means of schedules, charts or graphs.

Performance information reflects only the performance of a hypothetical investment in the subaccount during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio or the Fund in which the subaccount invests, and the market conditions during the given time period and is not intended to indicate future performance. Advertised yields and total return figures for the subaccounts include all charges attributable to the Annuity which have the effect of decreasing the advertised performance of a subaccount. For this reason, performance information for a subaccount should not be compared to that for mutual funds that sell their shares directly to the public. See the SAI for a description of the methods used to determine yield and total return information for the subaccounts.

About the Annuity

Purpose of the Annuity

The goal of the Annuity is to allow you, the owner, to build up funds for retirement. You do this by investing in any one or more of thirteen subaccounts of the Variable Account or in the Fixed Account. Each subaccount invests only in shares of a single Portfolio or Fund. You can direct payments to go to anyone, but you will still be taxed on the income as owner. You can choose from a variety of retirement payment plans. The Annuity is a variable annuity. A variable annuity differs from a fixed annuity in that during the accumulation period, the contract value may vary from day to day. You assume the risk of gain or loss according to the performance of your investment.

There is no guarantee that your Annuity's value at the retirement date will equal or exceed the total of your purchase payments.

Read this prospectus carefully to decide if a variable annuity will help meet your retirement goals. You also must read the accompanying separate prospectuses describing the Portfolios and the Funds to help you decide on the best investments for your needs. Keep these prospectuses for future reference.

You may return your Annuity and receive a full refund of the contract value (including charges) within 10 days after it is delivered to you. Return it to your Smith Barney Financial Consultant, or mail it to IDS Life's home office at the address on the cover page of this prospectus. No fees or charges will be deducted, but you bear the investment risk from the time your purchase payment is applied until your Financial Consultant or IDS Life receives the Annuity you return. The contract value returned may be greater or less than your purchase payment. However, if applicable state law so requires, or if you purchased the annuity for your IRA, your purchase payment will be refunded in full.

Who Issues the Annuity

IDS Life issues the Annuity. IDS Life is a wholly-owned subsidiary of American Express Financial Corporation, which itself is a wholly-owned subsidiary of the American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to American Express Financial Corporation) in travel related services, international banking services, financial services and portfolio management advice.

IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota. Its home office is at IDS Tower 10, Minneapolis, MN 55440-0010. IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York.

About the Variable Account and the Portfolios and Funds

Subaccounts Available for Investment

You may choose to invest your purchase payments in any or all of thirteen subaccounts or in the Fixed Account. Each subaccount invests in shares of one of the following Portfolios or Funds:

o The Money Market subaccount (AMO) invests in shares of the Money Marke Portfolio;

o The Intermediate High Grade subaccount (AIH) invests in shares of the Intermediate High Grade Portfolio;

o The Diversified Strategic Income subaccount (ADS) invests in shares of the Diversified Strategic Income Portfolio;

o The Equity Income subaccount (AEM) invests in shares of the Equity Income Portfolio;

o The Equity Index subaccount (AEX) invests in shares of the Equity Index Portfolio;

o The Growth & Income subaccount (AGI) invests in shares of the Growth & Income Portfolio;

o The Appreciation subaccount (AAP) invests in shares of the Appreciation Portfolio;

o The Total Return (ATR) subaccount invests in shares of the Total Return Portfolio;

o The International Equity subaccount (AIE) invests in shares of the International Equity Portfolio;

o The Emerging Growth subaccount (AEG) invests in the shares of the Emerging Growth Portfolio;

o The Capital Resource subaccount (ACR) invests in shares of the IDS Life Capital Resource Fund;

o The Special Income subaccount (ASI) invests in shares of the IDS Life Special Income Fund; and

o        The Managed subaccount (AMG) invests in shares of the IDS Life Managed
         Fund.

Income, capital gains and capital losses of each subaccount are credited or charged to that subaccount alone. No subaccount will be charged with liabilities or expenses of any other subaccount or of IDS Life's general business. All obligations arising under the Annuities are general obligations of IDS Life.

The Variable Account was established on May 9, 1991 under Minnesota law. On Nov. 3, 1993 the name of the Variable Account was changed from IDS Life Account SLB to IDS Life Account SBS. The Variable Account is registered as a single unit investment trust under the 1940 Act. The Variable Account meets the definition of a separate account under the federal securities laws. This registration does not involve any supervision by the SEC of IDS Life's management or investment practices and policies.

The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under section 817(h) of the Code. Each Portfolio and Fund intends to comply with those diversification requirements. See the accompanying prospectuses for further tax information regarding the Portfolios and Funds.

The U.S. Treasury and the IRS have indicated they may provide additional guidance concerning circumstances in which investment control by an Annuity owner would cause that owner to be taxed on his or her share of the income of the Variable Account. It is not clear, at this time, what the additional guidance will be and the timing of further action is unknown. IDS Life reserves the right to modify the Annuity, as necessary, to prevent the owner from being currently taxed as the owner of the underlying assets of the Variable Account for federal income tax purposes.

IDS Life intends to comply with all U.S. Treasury guidance to insure that the Annuity continues to qualify as an annuity for federal income tax purposes.

Investment Goals and Policies of the Portfolios and Funds

The investment goals of the Portfolios and Funds are as follows:

The Money Market Portfolio's goal is maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity. In seeking to achieve its goal, the Portfolio will invest in short-term money market instruments deemed to present minimal credit risks and considered to be "Eligible Securities" as defined by the SEC.

The Intermediate High Grade Portfolio's goal is to provide as high a level of current income as is consistent with the protection of capital. In seeking to achieve its goal, the Portfolio will invest, under normal market conditions, substantially all, but not less than 65 percent, of its assets in U.S. government securities and in high-grade corporate bonds of U.S. issuers (i.e., bonds rated within the two highest rating categories by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group or, if not rated, bonds believed to be of comparable quality).

The Diversified Strategic Income Portfolio's goal is high current income. In seeking to achieve its goal, the Portfolio will allocate and reallocate its assets primarily among three types of fixed-income securities -- U.S. securities and mortgage-related securities, foreign government securities and corporate securities rated below investment grade (commonly known as junk bonds). See the section of the Greenwich Street Series Fund's prospectus entitled "Medium-, Lower- and Unrated Securities" for further information on these bonds.

The Equity Income Portfolio's primary goal is current income. Long-term capital appreciation is a secondary goal. In seeking to achieve its goals, the Portfolio will invest principally in dividend-paying common stocks of companies whose prospects for dividend growth and capital appreciation are considered favorable, concentrating at least 25 percent of its assets in the utility industry.

The Equity Index Portfolio's goal is to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks, as measured by the S&P 500. Once the Portfolio reaches a sufficient asset size, it will seek to achieve its goal by owning all 500 stocks in the S&P 500 in proportion to their actual market capitalization weightings.

The Growth & Income Portfolio's goal is income and long-term capital growth. In seeking to achieve its goal, the Portfolio will invest in income-producing equity securities, including dividend-paying common stocks, securities that are convertible into common stocks and warrants meeting certain specified investment criteria.

The Appreciation Portfolio's goal is long-term appreciation of capital. In seeking to achieve its goal, the Portfolio will invest primarily in equity and equity-related securities that are believed to afford attractive opportunities for appreciation.

The Total Return Portfolio's goal is to provide shareholders with total return, consisting of long-term capital appreciation and income. In seeking to achieve its goal, the Portfolio will primarily invest in a diversified portfolio of dividend-paying common stocks.

The International Equity Portfolio's goal is to provide a total return on its assets from growth of capital and income. In seeking to achieve its goal, under normal market conditions the Portfolio will invest at least 65 percent of its assets in a diversified portfolio of equity securities of established non-United States issuers.

The Emerging Growth Portfolio's goal is to provide capital appreciation. In seeking to achieve its goal, the Portfolio will invest at least 65% of its total assets in common stocks of small- and medium-sized companies, both domestic and foreign, in the early stages of their life cycle, that its investment adviser believes have the potential to become major enterprises.

The IDS Life Capital Resource Fund's goal is capital appreciation. In seeking to achieve its goal, the Fund will invest primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries.

The IDS Life Special Income Fund's goal is to provide a high level of current income while conserving the value of the investment for the longest period of time. In seeking to achieve its goal, the Fund will invest primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries, and in government bonds.

The IDS Life Managed Fund's goal is maximum total investment return. In seeking to achieve its goal, the Fund will invest primarily in U.S. common stocks, securities convertible into common stock, warrants, fixed-income securities (primarily high-quality corporate bonds) and money market instruments. The Fund invests in many different companies in a variety of industries.

There is no guarantee that the Portfolios and Funds will meet their investment goals. Whether they achieve their goals depends on a number of factors including their managements' ability to manage the risks of changing economic conditions.

The organizations that perform services for the Portfolios and Funds are:

                        Name                                                 Service
------------------------------------------------------ -----------------------------------------------------
Van Kampen American Capital Asset Management, Inc      Investment Adviser to the Emerging Growth Portfolio

American Express Financial Corporation                 Investment Advisor to IDS Life Capital Resource,
                                                       IDS Life Special Income and IDS Life Managed Funds

IDS Life Insurance Company                             Investment Manger of IDS Life Capital Resource, IDS
                                                       Life Special Income and IDS Life Managed Funds

Smith Barney Global Capital Management, Inc.           Sub-Investment Adviser to the Diversified Strategic
                                Income Portfolio


Mutual Management Corp. (MMC)                          Investment Adviser to the Money Market Portfolio,
                                                       the Intermediate High Grade Portfolio, the
                                                       Diversified Strategic Income Portfolio, the Equity
                                                       Income Portfolio, the Growth & Income Portfolio,
                                                       the Appreciation Portfolio, the Total Return
                                                       Portfolio and the International Equity Portfolio
                                                       and Administrator to each Portfolio


Travelers Investment Management Company                Investment Adviser to the Equity Index Portfolio


Davis Skaggs Investment Management, a division of MMC  Investment Adviser to the Total Return Portfolio


PCN Bank, National Association                         Custodian to all Portfolios except International
                                                       Equity Portfolio and Diversified Strategic Income
                                                       Portfolio

The Chase Manhattan Bank                               Custodian to International Equity Portfolio and
                                                       Diversified Strategic Income Portfolio

American Express Trust Company                         Custodian to the Funds

Morgan Stanley Trust Company                           Subcustodian to the Funds

First Data Investor Services Group, Inc.               Transfer and Dividend Paying Agent

Smith Barney Inc.                                      Distributor
-----------------------------------   -----------------------------------------


Detailed information about each Portfolio and Fund, including the risks related to investing in them is in the separate prospectuses. For prospectuses, please refer to the accompanying prospectuses or contact your Smith Barney financial consultant or IDS Life Insurance company at 800-422-3542. There are deductions from, and fees and expenses paid out of, the assets of the Portfolios and Funds that are described in these prospectuses. You should read the Portfolio and Fund prospectuses and consider carefully, and on a continuing basis, which Portfolio or Fund or combination of them is best suited to your long-term investment needs. There is no assurance that the investment objectives of the Portfolios or Funds will be attained nor is there any guarantee that the contract value will equal or exceed the total purchase payments made. Some Portfolios and Funds may involve more risk than others--please monitor your investments accordingly.


All funds are available to serve as the underlying investment for variable annuities, and some funds are available to serve as the underlying investment for variable annuities and variable life insurance contracts and qualified plans. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts, variable life insurance separate accounts and/or qualified plans to invest in the available funds simultaneously.

Although IDS Life and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between such contract owners, policyowners and qualified plans to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that separate funds should be established for variable life insurance, variable annuities and qualified plan separate accounts, the variable contract holders would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding mixed and shared funding.

Using the Annuity

Buying the Annuity

Your Smith Barney Financial Consultant will help you prepare your application, which will be sent with your purchase payment to IDS Life's home office in Minneapolis. If your application is complete, IDS Life will apply your payment no later than two business days after it is received at IDS Life's home office. If IDS Life cannot accept your application within five business days, it will be declined and your payment will be returned to you. When IDS Life accepts your application, an Annuity contract will be sent to you. Please remember that investment performance, expenses and deduction of certain charges affect accumulation unit value.

When you apply for the Annuity, you can select the Fixed Account and/or the subaccount(s) in which you wish to invest and the amounts to be allocated to each. You also select how you wish to make purchase payments. Your purchase payments will be allocated to the Fixed Account and/or the subaccount(s) according to your election as of the next close of business after your application is accepted or your payment is received at IDS Life's home office in Minneapolis, whichever is later.

IDS Life reserves the right to impose a maximum issue age for nonqualified Annuities of age 75 and a maximum issue age for qualified Annuities of age 65.

Ownership -- As owner, you have all rights and may receive all benefits under the Annuity. The Annuity can be owned in joint tenancy only in spousal situations.

Retirement Date -- A retirement date is established when you apply for the Annuity. If you need to change it, send written instructions to IDS Life's home office at least 30 days before you wish the change to become effective.

For nonqualified Annuities, the retirement date cannot be later than the annuitant's 85th birthday or 10 years after issue, whichever is later.


If you are buying this Annuity to fund a Section 401(k) plan, custodial or trusteed plan, IRA or TSA to avoid penalty taxes retirement payments generally must be:


o        on or after the annuitant turns 59 1/2; and
o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
o for all other qualified Annuities, by April 1 of the year which the annuitant reaches age 70 1/2 or the calendar year when the annuitant retires.

However, in no case can the retirement date be later than the annuitant's 85th birthday or 10 years after issue, whichever is later.

Naming a Beneficiary -- You may name a beneficiary under your Annuity. If the annuitant dies before the retirement date and there is no beneficiary, then you are the beneficiary. If you die before the retirement date and there is no beneficiary, then your estate will be the beneficiary.

IRAs and Other Qualified Plans


The Annuity may be bought for a retirement plan qualified under Sections 401, 403 or 408 of the Code. These plans include:


o        IRAs and Simplified Employee Pension plans (SEPs);

o        Custodial and trusteed pension and profit sharing plans;


o        Section 401(k) plans; and

o        TSAs.


Your purchase of the Annuity for a qualified plan will be subject to applicable federal law and any rules of the plan itself.

Purchase Payments

Amount of Purchase Payments -- You must make an initial lump sum purchase payment to your Annuity and you may make additional purchase payments to your Annuity. The initial purchase payment must be at least $5,000 for nonqualified Annuities and at least $500 for qualified Annuities. After making the initial purchase payment, you may make additional payments of at least $500 for nonqualified Annuities and at least $50 for qualified Annuities. In Washington, additional purchase payments for a nonqualified contract may be made until age 80 and additional payments for a tax-qualified contract may be made until age
65. Additional purchase payments can be mailed directly to IDS Life. IDS Life reserves the right to limit total purchase payments to your Annuity to $1,000,000 and to change the limits on purchase payment amounts.

Qualified Plans -- If you invest in the Annuity for a qualified plan, that plan's limits on annual contributions also will apply.


Allocating your Purchase Payments -- Your purchase payment(s) will be allocated to the Fixed Account and/or the subaccount(s) you have selected at IDS Life's next close of business, currently the same as the close of the New York Stock Exchange (NYSE), after IDS Life accepts your application or receives your payment at its home office in Minneapolis, whichever is later. For nonqualified Annuities, the minimum value of your investment in a subaccount or in the Fixed Account is $500. This $500 minimum does not apply to qualified Annuities.


Transferring Your Money Between Accounts


Prior to retirement, you may make unlimited transfers of your money from one subaccount to another by making a written request. There are some restrictions on transferring to or from the Fixed Account as discussed in the section called "Information on the Fixed Account of the Annuity." IDS Life will process the transfer request at its next close of business after we receive it. There is no charge for transfers. However, unless the transfer is an automated transfer described below, IDS Life does require that your transfer be for:


o        at least $500; or

o        your entire balance in that subaccount, if less.

Automated Transfers -- You may establish automated transfers of contract values between the subaccounts and/or the Fixed Account through a one-time written request or other method acceptable to IDS Life. The minimum automated transfer amount is $100. Such transfers may be made on a monthly, quarterly, semi-annual or annual basis. You may start or stop this service at any time, but you must give IDS Life 30 days' notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other Annuity provisions and terms, including provisions relating to the transfer of money between subaccounts.

For information on restrictions on automated transfers of contract values between the Fixed Account and the subaccounts see the section called "Information on the Fixed Account of the Annuity." Before transferring any part of your contract value, you should consider the risks involved in switching investments. IDS Life may, in its sole discretion, suspend or modify transfer privileges at any time.


Telephone Transfers -- You also may request a transfer by telephone. IDS Life has the authority to honor any telephone requests believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. As long as the procedures are followed, neither IDS Life nor its affiliates will be liable for any loss resulting from fraudulent requests. At times when the volume of telephone requests is unusually high, IDS Life will take special measures to seek to ensure that your call is answered as promptly as possible. A telephone transfer request will not be allowed within 30 days of a phoned-in address change.


You may request that telephone transfers not be authorized from your account by writing IDS Life.

Contract Charges and Charges Against the Variable Account

Contract Administrative Charge -- IDS Life charges your Annuity an administrative fee of $30 each year. This charge is for establishing and maintaining your records. IDS Life deducts it from the contract value on each contract anniversary. If you fully surrender your Annuity, IDS Life will deduct a reduced contract administrative charge that is prorated based on the number of days from your last contract anniversary to the date of full surrender. The contract administrative charge cannot be increased and does not apply after a retirement payment plan begins.

Variable Account Administrative Charge -- This charge is deducted daily from the subaccounts of the Variable Account. The charge equals an effective annual rate of 0.25 percent of the daily net asset value of the subaccounts and is paid to IDS Life. It covers certain administrative and operating expenses of the subaccounts incurred by IDS Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. The Variable Account administrative charge cannot be increased and does not apply after a retirement payment plan begins.

Mortality and Expense Risk Fee -- This charge is deducted daily from the subaccounts of the Variable Account. The charge equals an effective annual rate of 1.25 percent of the daily net asset value of the subaccounts and is paid to IDS Life. It covers IDS Life's annuity mortality risk and expense risk. IDS Life estimates that approximately two-thirds of this fee is for assumption of the mortality risk, and one-third is for assumption of the expense risk.

The mortality risk arises from IDS Life's guarantee to pay a death benefit and guarantee to make retirement payments according to the terms of the Annuity no matter how long a specific annuitant lives and no matter how long the entire group of IDS Life annuitants live. If, as a group, IDS Life annuitants outlive the life expectancy that has been assumed in the actuarial tables, IDS Life must take money from its general assets to meet its obligations. If, as a group, IDS Life annuitants do not live as long as expected, IDS Life could profit from the mortality risk fee. The expense risk is the risk that the contract administrative charge and Variable Account administrative charge, which cannot be increased, will not cover IDS Life's expenses. Any deficit would have to be made up from IDS Life's general assets.

Any profit realized by IDS Life from the mortality and expense risk fee would be available to it for any proper corporate purpose, including, among other things, payment of distribution (selling) expenses. IDS Life does not expect that the surrender charge, which is discussed in the following paragraphs, will cover sales and distribution expenses incurred by IDS Life in connection with the Annuity.

Surrender Charges -- If you surrender part or all of your Annuity, you may be subject to a surrender charge. A surrender charge applies if all or part of the contract value is surrendered during the first six payment years following a purchase payment. The surrender charge starts at 6 percent of a purchase payment in the first payment year and is reduced by 1 percent each payment year thereafter. This means that there is no surrender charge after six payment years. In addition, there is no surrender charge when contract values are applied to a retirement payment plan or for a death benefit. The surrender charge is used to help defray expenses incurred in the sale of the Annuity including commissions and other promotional or distribution expenses associated with the printing and distribution of prospectuses and sales material.

After the first contract year, you may surrender up to 10 percent of the contract value on your prior contract anniversary in one or more surrenders each contract year without incurring a surrender charge. The 10 percent withdrawal provision is subject to other Annuity provisions and terms including those on partial surrenders. In addition, there is no surrender charge on contract earnings, which equal:

1) the contract value; minus

2) the sum of all purchase payments received that have not been previously surrendered; minus

3) the amount of the 10 percent free withdrawal, if applicable.

For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from any applicable 10 percent free withdrawal amount; next from purchase payments (on a first in-first out basis); and finally from contract earnings (in excess of any 10 percent free withdrawal amount).

Surrender Charge Calculation -- The following example illustrates how the surrender charge is calculated:

Assumptions:


------------------------------------------------------------------------------
Initial purchase payment at Annuity issue date of May 1, 1998......$10,000
Subsequent purchase payment on July 1, 2001 ........................20,000
Account value on contract anniversary, April 29, 2002...............40,000
Account value on October 12, 2002 ..................................42,000


------------------------------------------------------------------------------



Full Surrender on October 12, 2002:
Basis of               Rate of              Dollar Amount
Charge                 Surrender Charge     of Charge            Explanation of Charge
---------------------- -------------------- -------------------- ----------------------------------------------------------------
$ 4,000                     None                $    0           10% of prior contract anniversary contract value surrendered free
$10,000                     2%                  $  200           Payment made in contract year 1; surrendered at payment year 5 rate
$20,000                     5%                  $1,000           Payment made in contract year 4; surrendered at payment year 2 rate
$ 8,000                     None                $    0           No charge on contract earnings
---------------------- -------------------- -------------------- ----------------------------------------------------------------
Total Surrender                                 $1,200
Charge:

Partial Surrender of $15,000 on October 12, 2002:
Basis of               Rate of              Dollar Amount
Charge                 Surrender Charge     of Charge            Explanation of Charge
---------------------- -------------------- -------------------- ----------------------------------------------------------------
$  4,000                    None                $    0           10% of prior contract anniversary contract value surrendered free
$10,000                     2%                  $  200           Payment made in contract year 1; surrendered at payment year 5 rate
$  1,000                    5%                  $   50           Payment made in contract year 4; surrendered at payment year 2 rate
---------------------- -------------------- -------------------- ----------------------------------------------------------------
Total Surrender                                 $  250
Charge:


Surrender Charge on Partial Surrender -- The surrender charge is deducted from the contract value remaining after the owner is paid the partial surrender amount requested. For example, if the owner requested a partial surrender net check amount of $1,000 and the surrender charge rate that applied to that amount were 5 percent, the owner would receive the $1,000 requested and the surrender charge amount would be $52.63 for a total withdrawal of $1,052.63.

Possible Reduction in Charges -- In some cases, IDS Life may expect to incur lower sales and administrative expenses or perform fewer services. In those cases, IDS Life may, in its discretion, reduce or eliminate certain administrative and surrender charges. However, IDS Life expects this to occur infrequently, if at all.


Premium Taxes -- Certain state and local governments impose premium taxes
(up to 3.5 percent). These taxes are dependent upon the state of residence or the state in which the Annuity was sold and are deducted as applicable. The deduction for premium taxes usually is not made until you surrender your Annuity or retirement payments begin.


Surrendering Your Annuity

As owner, you may surrender all or part of your Annuity's value at any time before the retirement date by making a written request. You may have to pay surrender charges as previously explained. Also, if you fully surrender your Annuity, a prorated portion of the contract administrative charge based on the number of days from your last contract anniversary to the date of full surrender will be deducted at the time of surrender. No surrenders may be made after the retirement date.

You may have to pay a 10 percent IRS penalty tax for surrenders made before you reach age 59-1/2 and 20 percent income tax withholding may apply to surrenders from certain qualified Annuities. In addition, certain restrictions may apply to participants in TSA plans. See the section called "Tax-Sheltered Annuities."

Tax-Sheltered Annuities -- The Code imposes certain restrictions on an owner's right to receive early distributions attributable to salary reduction contributions from an annuity purchased for a retirement plan qualified under
Section 403(b) as a TSA.

Distributions attributable to salary reduction contributions made after Dec. 31, 1988, plus the earnings on them or to transfers or rollovers of such amounts from other contracts, may be made from the TSA only if the owner has attained age 59-1/2, has become disabled as defined in the Code, has separated from the service of the employer that purchased the annuity or has died. Additionally, if the owner should encounter a financial hardship (within the meaning of the Code), he or she may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not of the earnings on them.

These restrictions do not apply to the Dec. 31, 1988 value, or to transfers or exchanges of contract values within the annuity or to another registered variable annuity contract or investment vehicle available through the employer.

Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may nonetheless be subject to a 10 percent IRS penalty tax (in addition to income tax) as a premature distribution and to 20 percent income tax withholding. See the section called "Federal Tax Information."

In addition, for certain types of contributions under a Section 403(b) annuity to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. You should consult your employer to determine whether the nondiscrimination rules apply to you.

Systematic Withdrawals -- IDS Life allows you to establish systematic withdrawals of contract values through a one-time written request or other method acceptable to IDS Life. Amounts of up to 10 percent of the contract value at the beginning of the contract year may be withdrawn. The minimum systematic withdrawal amount from the contract is $100, and such withdrawals can be made on a monthly, quarterly, semiannual or annual basis. You may designate systematic withdrawals be made from the Annuity in one of the following ways:

o withdrawing a specific total dollar amount prorated from all subaccounts and/or the Fixed Account in which you have a balance (if no other choice is made, amounts will be withdrawn under this method);

o withdrawing a specific total dollar amount and also specifying which percentage of that total amount will be withdrawn from all subaccounts and/or the Fixed Account in which you have a balance; or

o withdrawing only the interest credited to the Fixed Account over the systematic withdrawal period.

The minimum contract value required to begin systematic withdrawals is $5,000. You may start or stop this service at any time, but must give IDS Life 30 days' notice to change any systematic withdrawal instructions that are currently in place. IDS Life will not deduct surrender charges for first-year systematic withdrawals of amounts up to 10 percent of the initial purchase payment.

Systematic withdrawals may result in income taxes, withholding taxes and penalty taxes being applied to all or a portion of the amount withdrawn. You should consult your tax advisor regarding the tax consequences of systematic withdrawals.

Partial Surrenders -- The minimum amount you may surrender is $500. You cannot make a partial surrender if it would reduce the value of your investment in a subaccount or in the Fixed Account to less than $500 unless the value of your investment in a subaccount or in the Fixed Account is fully withdrawn.

If you have a balance in more than one subaccount and/or in the Fixed Account and request a partial surrender, IDS Life will withdraw money from all the subaccounts and/or the Fixed Account in the same proportion as your value in each subaccount or in the Fixed Account bears to your total contract value, unless you request otherwise.

A partial surrender request not exceeding $40,000 may be made by telephone. IDS Life has the authority to honor any telephone requests believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. As long as the procedures are followed, neither IDS Life nor its affiliates will be liable for any loss resulting from fraudulent requests. At times when the volume of telephone requests is unusually high, IDS Life will take special measures to ensure that your call is answered as promptly as possible. A telephone surrender request will not be allowed within 30 days of a phoned-in address change.

You may request that telephone withdrawals not be authorized from your account by writing IDS Life.


Total Surrenders -- IDS Life will compute the value of your Annuity at the next close of business, currently the same as the close of the NYSE, after receipt of your request for a complete surrender. IDS Life may ask you to return the Annuity.


Receiving Payment -- Payment will be mailed within seven days after IDS Life receives your request. However, IDS Life may postpone payment if:

o   the surrender value includes a purchase payment check that has not cleared;

o   the NYSE is closed, except for normal holiday and weekend closings;

o   trading on the NYSE is restricted according to the rules of the SEC;

o an emergency, as defined by the rules of the SEC, makes it impracticable for the Portfolios and Funds to sell securities or to value the Portfolios' or Funds' net assets; or

o   the SEC permits a delay in payment for the protection of owners.


NOTE: You will be charged a fee if you request express mail delivery of your surrender check.


Payment in Case of Death before Retirement Payments Begin

Prior to the retirement date, if you or the annuitant die before the initial fifth contract anniversary, IDS Life will pay the beneficiary the greater of:

1) the contract value; or

2) the amount of purchase payments (minus any surrenders).

On or after the initial fifth contract anniversary, and each subsequent fifth contract anniversary, IDS Life will pay the beneficiary the greater of:

1) the contract value; or

2) a minimum guaranteed death benefit which equals:

     a) the death benefit calculated as of the previous fifth contract anniversary; plus

     b) any purchase payments made since the previous fifth contract anniversary; minus

     c) any surrenders since the previous fifth contract anniversary.

If Your Spouse is Sole Beneficiary or Co-owner -- If you, as owner or co-owner, die before the retirement date and your spouse is the only beneficiary or co-owner of the Annuity, your spouse may keep the Annuity as owner. To do this, within 60 days after IDS Life receives proof of death, it must receive written instructions from your spouse to keep the Annuity in force.


Section 401(k) Plans, TSAs, Custodial and Trusteed Plans, and IRAs -- If you buy the Annuity under a Section 401(k) plan, custodial or trusteed plan or as an IRA or TSA, and you die before reaching age 70-1/2 or such other date as provided in the Code, and your spouse is the only beneficiary, your spouse may keep the Annuity in force until the date on which you would have reached age 70-1/2 or any other date permitted by the Code. To do this, within 60 days after IDS Life receives proof of death, it must receive written instructions from your spouse to keep the Annuity in force.


Paying the Beneficiary -- Unless you have given IDS Life other written instructions, IDS Life will pay the beneficiary in a single lump sum payment. The beneficiary may elect to receive this payment at any time within 5 years after the date of death. Payments made from certain qualified Annuities to a surviving spouse instead of being directly rolled over to an IRA may be subject to 20 percent income tax withholding. See the section called "Federal Tax Information." IDS Life may make payments under any retirement payment plan available under this Annuity if:

o the beneficiary asks IDS Life in writing within 60 days after IDS Life receives proof of death;

o payments begin no later than one year after death, or other date as permitted by the Code; and

o the payment period does not extend beyond the beneficiary's life or life expectancy in accordance with applicable provisions of the Code.

When paying the contract value to the beneficiary, IDS Life will determine the Annuity's value at the next close of the NYSE after IDS Life's death claim requirements are fulfilled. Interest, if any, is paid at a rate no less than that required by applicable law. IDS Life will mail payment to the beneficiary within seven days after all death claim requirements are fulfilled.

Settlement Value of Your Annuity

The amount available on the retirement date to provide payments under a retirement payment plan is the current value of your investment, called the contract value. Because Portfolio or Fund investments (other than those in the Money Market Portfolio) fluctuate in value each day, there can be no guarantee that the contract value will exceed, or even equal, the amount of your purchase payments. You will receive quarterly statements showing your contract value and any other information required by applicable law at least annually.

On your retirement date, the contract value is applied to IDS Life's current fixed annuity settlement rates table, which will be at least as favorable as the fixed annuity settlement rates table contained in the Annuity. IDS Life then calculates lifetime annuity payments according to the retirement payment plan you choose.

A unisex table of settlement rates will apply, except when the Annuity is being used to fund an IRA or a nonqualified plan. The laws of Montana and the annuity contract as approved by Massachusetts require the use of unisex settlement rates.

Payout Options at Retirement

As the owner of the Annuity, you have the right to decide how retirement payments are to be made. You may select one of the retirement payment plans outlined below, or you and IDS Life may mutually agree on other payment arrangements. Annuity payments will be made on a fixed basis. A fixed annuity is one with payments that are guaranteed by IDS Life as to dollar amount. Fixed annuity payments after the first payment will never be less than the first payment.

Retirement Payment Plans -- You may choose any one of these payment plans by giving IDS Life written instructions at least 30 days before the retirement date:

o Plan A - Life Annuity - No Refund -- Monthly payments are made until the annuitant's death. Payments end with the last monthly payment before the annuitant's death; no further payments will be made. You should understand that if the annuitant dies after only the first monthly payment, no further payments will be made.

o Plan B - Life Annuity with 5, 10 or 15 Years Certain -- Monthly payments are made until the annuitant's death. However, payments are guaranteed for 5, 10 or 15 years. If the annuitant dies before all guaranteed payments have been made, IDS Life will continue making those guaranteed payments to you, if living; if not, to your beneficiary; or, if no beneficiary is named, to your estate.

o Plan C - Life Annuity - Installment Refund -- Monthly payments are made until the annuitant's death. However, payments are guaranteed to continue for at least the number of months determined by dividing the contract value at the time of retirement by the amount of the monthly payment. If the annuitant dies before all guaranteed payments have been made, IDS Life will continue making those guaranteed payments to you, if living; if not, to your beneficiary; or, if no beneficiary is named, to your estate.

o Plan D - Joint and Last Survivor Life Annuity - No Refund -- Monthly payments are made while both the annuitant and a joint annuitant are living. If either annuitant dies, monthly payments continue at the full amount until the death of the surviving annuitant. Payments end with the death of the second annuitant, and no further payments will be made. You should understand that if both the annuitant and the joint annuitant die after only the first monthly payment, no further payments will be made.


o Plan E - Period Certain Annuity -- Monthly payments are made for a period of years that you elect. The period of years may be no less than 10 years and no more than 30 years. Even if the annuitant lives beyond the period of years selected, no further payments will be made. However, if the annuitant dies before the end of the period selected, IDS Life will continue making monthly payments to you, if living; if not, to your beneficiary; or, if no beneficiary is named, to your estate.

Restrictions for Some Qualified Plans -- If your annuity was purchased in connection with a Section 401(k) plan, custodial or trusteed plan, or as an IRA or TSA, you must select a payment plan (in accordance with the applicable provisions of the Code) that provides for payments:


o    over the life of the annuitant;

o    over the joint lives of the annuitant and beneficiary;

o    for a period not exceeding the life expectancy of the annuitant; or

o for a period not exceeding the joint life expectancies of the annuitant and beneficiary.

If IDS Life Does Not Receive Instructions -- You must give IDS Life written instructions for paying retirement benefits at least 30 days before the retirement date. If you do not, IDS Life will make payments under Plan B, with 120 monthly payments guaranteed.

If Monthly Payments Would be Less than $50 -- IDS Life will calculate your contract value at the retirement date. If the calculations show that monthly payments would be less than $50, IDS Life reserves the right to change the frequency of the retirement payments or to pay the contract value in one lump sum.

Death After Retirement Payments Begin -- If you or the annuitant die after retirement payments begin, any amount payable to the beneficiary will be made as provided in the retirement payment plan in effect.

Changing Ownership

You may change ownership of your Annuity at any time by filing a change of ownership on a form approved by and sent to our IDS Life home office. No change of ownership will be binding upon IDS Life until the change is received and recorded. IDS Life takes no responsibility for the validity of the change.

If you have a qualified plan, the Annuity may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than IDS Life. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of an Annuity may be transferred to the annuitant.

The value of any part of a nonqualified Annuity assigned or pledged is taxed like a cash withdrawal to the extent allocable to investment in the Annuity after Aug. 13, 1982.

Transfer of a nonqualified Annuity to another person without adequate consideration is considered a gift and the transfer may be considered a surrender of the Annuity for federal income tax purposes. The income on the Annuity will be taxed to the transferor (original owner), who may be subject to a 10 percent IRS penalty tax for early withdrawal. The transferee's (new owner's) investment in the Annuity will be the value of the Annuity at the time of the transfer. Consult with your tax advisor before taking any action.

Federal Tax Information

Under current law, there is no liability for federal income tax on any increase in the Annuity's value until payments are made, except as discussed above in "Changing Ownership." However, since federal tax consequences cannot always be anticipated, you should consult a tax advisor if you have any questions about the taxation of your Annuity.

You are not taxed on your investment in the Annuity. Your investment in the Annuity generally includes purchase payments made into the Annuity with after-tax dollars. If the investment in the Annuity was made by you or on your behalf with pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the Annuity and will be taxed when paid to you.

If you surrender part or all of your Annuity before the date on which retirement payments begin, you will be taxed on the payments that you receive to the extent that the value of your Annuity exceeds your investment in the Annuity and you may have to pay an IRS penalty tax for early withdrawal.

If payments begin under a nonqualified Annuity, a portion of each payment will be subject to tax and a portion of each payment will be considered a return of part of your investment in the Annuity and will not be taxed. All amounts received after your investment in the Annuity is recovered will be subject to tax. If payments begin under a qualified Annuity, for example an IRA, TSA, or
Section 401(k) plan, all of the payments generally will be subject to taxation except to the extent that the contributions were made with after-tax dollars.

Unlike life insurance proceeds, the death benefit under your Annuity is not tax exempt. The gain, if any, is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payments.

Federal tax law requires that all nonqualified deferred annuities issued by the same company to the same owner during a calendar year be treated as a single, unified contract. The amount of income included and taxed in a distribution (or a transaction deemed a distribution under federal tax law) taken from any one of such annuities is determined by aggregating all such annuities.

The income earned on an annuity held by such entities as corporations, partnerships or trusts generally will be treated as ordinary income received during that year.

You may have to pay a 10 percent IRS penalty tax on any amount includable in your ordinary income. This penalty will not apply to any amount received:

o        after you reach age 59-1/2;

o        because of your death;

o        because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your designated beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for Annuities in qualified plans).

These are the major exceptions to the 10 percent IRS penalty tax. Additional exceptions may apply depending upon whether your Annuity is qualified. For qualified Annuities, other penalties apply if you surrender an Annuity bought under your plan before the plan specifies that payments can be made under the plan. In general, if you receive all or part of the Contract value from a qualified Annuity (except an IRA), mandatory 20 percent income tax withholding will be imposed at the time the payment is made. In addition, federal income tax and the 10 percent IRS penalty tax for early withdrawals may apply to amounts properly includable in income. This mandatory 20 percent income tax withholding will not be imposed if:

o instead of receiving the payment, you elect to have the payment rolled over directly to an IRA or another eligible plan;

o the payment is one of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your designated beneficiary) or made over a period of 10 years or more; or

o        the payment is a minimum distribution required under the Code.

These are the major exceptions to the mandatory 20 percent income tax withholding. Payments made to a surviving spouse instead of being directly rolled over to an IRA may be subject to 20 percent income tax withholding. For taxable distributions that are not subject to the mandatory 20 percent withholding, federal income tax will be withheld from the taxable part of your distribution unless you elect otherwise. State withholding also may be imposed on taxable distributions.

You will receive a 1099 tax information form for any year in which you receive a taxable distribution from your Annuity according to our records.

Our discussion of federal tax laws is based on our understanding of these laws as they are currently interpreted. Either federal tax laws or current interpretations of them may change. You are urged to consult your tax advisor regarding your specific circumstances.

Additional Information about the Annuity

Accumulation Units

When your purchase payments are allocated to the subaccount(s) you have chosen, they will be converted into accumulation units. The number of accumulation units to be credited to your Annuity is determined by dividing the purchase payment by the accumulation unit value.

Accumulation Unit Value -- The accumulation unit value for each subaccount was originally set at $1. IDS Life determines the current accumulation unit value by taking the last accumulation unit value for that subaccount and multiplying it by the current net investment factor.

Net Investment Factor -- The net investment factor is determined by:


o adding the Portfolio's or Fund's current net asset value per share and the per share amount of any current dividend or capital gain distribution made by the Portfolio or Fund and held in the subaccount;
o        dividing that sum by the last net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee and Variable Account administrative charge from the result.


Because the net investment factor may be greater or less than one, the accumulation unit value may increase or decrease. You bear this investment risk.

Distribution of the Contracts

IDS Life, a registered broker/dealer, is the sole distributor of the contract. IDS Life pays total commissions of up to 7.0% of the total purchase payments received on the contracts.

From time to time IDS Life may pay or permit other promotional incentives, in cash or credit or other compensation.

About the Portfolios and Funds


Voting Rights -- As the Annuity owner, you have voting rights in the Greenwich Street Series Fund and its Portfolios and in the Funds, the shares of which are held by the subaccounts in which you have invested. IDS Life will vote the shares of each Portfolio or Fund in which you have a beneficial interest according to the instructions received from you. The number of votes you have is determined by applying your percentage interest in the subaccount to the total number of votes allowed to the subaccount.


IDS Life calculates votes separately for each subaccount, and will do this not more than 60 days before a meeting of beneficial owners of the Portfolios and Funds. Owners with an interest in the matter or matters being considered will receive notice of these meetings, proxy materials and a statement of the number of votes to which they are entitled.

If you do not give IDS Life voting instructions, it will vote your shares in the same proportion as the votes for which it has received instructions. IDS Life also will vote the shares for which it has voting rights in the same proportion as the votes for which it has received instructions. See the accompanying prospectuses for a detailed description of voting rights in the Portfolios and Funds.

Information on the Fixed Account of the Annuity

In addition to the thirteen subaccounts of the Variable Account described in this prospectus, the Annuity has a Fixed Account available for allocation of purchase payments. Generally, the information in the section called "Using the Annuity" applies in a like manner to the Fixed Account. However, there are some differences.

Fixed annuity cash values increase based on interest rates that may change from time to time but are guaranteed by IDS Life. Interest is credited and compounded daily to yield an effective annual interest rate. The minimum guaranteed interest rate is 4 percent. Purchase payments and transfers to the Fixed Account become part of the general account of IDS Life. In contrast, purchase payments and transfers to the subaccounts of the Variable Account go into a segregated asset account; they are not mingled with IDS Life's main portfolio of investments that support fixed annuity obligations. The gains achieved or losses suffered by the segregated asset account have no effect on the Fixed Account.

The Annuity allows you to transfer contract values between the Fixed Account and the subaccounts, but such transfers are restricted as follows:

1. You may transfer contract values from the Fixed Account to the subaccount(s) or from the subaccount(s) to the Fixed Account up to six times per contract year, subject to restrictions #2 and #3 below.

2. If a transfer is made from the Fixed Account to the subaccount(s), no subsequent transfer from any subaccount back to the Fixed Account may be made for six months from the last transfer date from the Fixed Account.

3. Except for automated transfers of contract values, transfers must be at least $500 or your entire balance in the Fixed Account, if less.

IDS Life may, in its sole discretion, suspend or modify these transfer privileges at any time.

The Annuity allows you to make automated transfers of contract values between the Fixed Account and the subaccounts, but such transfers may not exceed an amount that, if continued, would deplete the Fixed Account within 12 months. The minimum automated transfer amount is $100. Such transfers may be made on a monthly, quarterly, semiannual or annual basis. The limit on transfers between the Fixed Account and subaccounts to six times per year may be waived if the automated transfer of contract values service is in effect. You may start or stop this service at any time, but you must give IDS Life 30 days' notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other Annuity provisions and terms.

If you make any type of transfer from the Fixed Account, you may not transfer contract values from any subaccount back to the Fixed Account for six months from the last transfer date from the Fixed Account.

The mortality and expense risk charge and the Variable Account administrative charge do not apply to values allocated to the Fixed Account. However, the other charges described in this prospectus do apply to the Fixed Account.

Because of exemptive and exclusionary provisions, interests in IDS Life's general account have not been registered under the Securities Act of 1933, as amended (1933 Act), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account of IDS Life nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts, and IDS Life has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the Fixed Account. Disclosures regarding the Fixed Account of the Annuity and the general account of IDS Life, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectuses.

LEGAL PROCEEDINGS


A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. In December 1996, an action of this nature was brought against IDS Life and its parent, AEFC. A second action was filed in March 1997. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new IDS Life policies from and after January 1, 1985. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. Plaintiffs seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues.


IDS Life believes it has meritorious defenses to these and other actions arising in connection with the conduct of its business activities and intends to defend them vigorously. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal proceedings which would have a material adverse effect on its consolidated financial condition.

Year 2000

The year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculation, which could have a material impact on the operations of the Variable Account. The Variable Account has no computer systems of its own but is dependent upon the systems maintained by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on the Variable Account operations currently is being evaluated. The potential materiality of any such impact is not known at this time.

Table of Contents of the SAI
                                                           Page

Performance Information........................................

Rating Agencies................................................

Principal Underwriter..........................................

Independent Auditors...........................................

Prospectus.....................................................

Financial Statements
     -- IDS Life Account SBS
     -- IDS Life Insurance Company

-------------------------------------------------------------------------------
If you would like to receive a copy of the SAI for:

IDS Life Account SBS

Individual Flexible Premium Deferred Combination Fixed and Variable Annuity Contract

Please return this request to:

   IDS Life Insurance Company
   Unit 829
   P.O. Box 458
   Minneapolis, MN 55440-0499

     Your name__________________________________________________________________

     Address____________________________________________________________________

     City_______________________________________State_____________Zip___________

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                                SYMPHONY ANNUITY

                              IDS LIFE ACCOUNT SBS


                                   May 1, 1998


IDS Life Account SBS is a separate account established and maintained by IDS Life Insurance Company (IDS Life).


This Statement of Additional Information (SAI), dated May 1, 1998, is not a prospectus. It should be read together with the account's prospectus, dated May 1, 1998, which may be obtained from your Smith Barney Financial Consultant or by writing or calling IDS Life Annuity Service at the address or telephone number below.



IDS Life Insurance Company
Unit 829
P.O. Box 458
Minneapolis, MN 55440-0499
1-800-422-3542

                                TABLE OF CONTENTS

Performance Information.......................................p.3

Rating Agencies...............................................p.4

Principal Underwriter.........................................p.5

Independent Auditors..........................................p.5

Prospectus....................................................p.5

Financial Statements
     - IDS Life Account SBS
     - IDS Life Insurance Company

PERFORMANCE INFORMATION

Calculation of Yield for the Money Market Subaccount

Simple yield for the Money Market subaccount will be based on the: (a) change in the value of a hypothetical investment (exclusive of capital changes) at the beginning of a seven-day period for which yield is to be quoted; (b) subtracting a pro rata share of subaccount expenses accrued over the seven-day period; (c) dividing the difference by the value of the subaccount at the beginning of the period to obtain the base period return; and (d) annualizing the results (i.e., multiplying the base period return by 365/7). Calculation of effective yield begins with the same base period return used in the calculation of yield, which is then annualized to reflect compounding according to the following formula:

Effective Yield = [(Base Period Return + 1) x (365/7)] - 1


Annualized yield based on seven-day period ended Dec. 31, 1997, the Account's simple yield was 3.05% and its effective yield was 3.09%.


Calculation of Yield for Non Money Market Subaccounts

For a subaccount other than the Money Market subaccount, quotations of yield will be based on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and will be computed by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                           YIELD = 2 [(a-b + 1)6 - 1]
                                       cd

where:         a =  dividends and investment income earned during the period.
               b =  expenses accrued for the period (net of reimbursements).
               c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends.
               d = the maximum offering price per accumulation unit on the last day of the period.

Yield on the subaccount is earned from the increase in the net asset value of shares of the portfolio or fund in which the subaccount invests and from dividends declared and paid by the fund, which are automatically invested in shares of the portfolio or fund.

Calculation of Average Annual Total Return

Quotations of average annual total return for a subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Annuity contract over a period of one, five and ten years (or, if less, up to the life of the subaccount), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000.
               T =  average annual total return.
               n =  number of years.
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one-, five or ten-year (or other) period at the end of the one-, five- or ten-year (or other) period (or fractional portion thereof).

Subaccount total return figures reflect the deduction of the contract administrative charge, Variable Account administrative charge and mortality and expense risk fee. Performance figures will be shown with the deduction of the applicable surrender charge; in addition, performance figures may be shown without the deduction of a surrender charge. The Securities and Exchange Commission (SEC) requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount) for which performance is required to be calculated.

Aggregate Total Return

Aggregate total return represents the cumulative change in the value of an investment over a specific period of time (reflecting change in a subaccount's accumulation unit value) and is computed by the following formula:

                                     ERV - P
                                        P

where:         P =  a hypothetical initial payment of $1,000.
             ERV =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one-, five-, or ten-year (or other) period at the end of the one-, five, or ten-year (or other) period (or fractional portion thereof).

Subaccount total return figures reflect the deduction of the contract administrative charge, Variable Account administrative charge and mortality and expense risk fee.


Performance of the accounts may be quoted or compared to rankings, yields, or returns or used in variable annuity accumulation or settlement illustration as published or prepared by independent rating or statistical services or publishers or publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

RATING AGENCIES

The following chart reflects the ratings given to IDS Life Insurance Company by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts. This information relates only to the fixed account and reflects IDS Life's ability to make annuity payouts and to pay death benefits and other distributions from the annuity.

              Rating agency                             Rating

                A.M. Best                                 A+
                                                      (Superior)

              Duff & Phelps                               AAA

                 Moody's                                  Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the Account is IDS Life, which offers the variable annuity on a continuous basis.


Surrender charges received by IDS Life for 1997, 1996 and 1995 aggregated $14,502,145, $11,956,753 and $10,125,726, respectively.

Commissions paid to IDS Life for 1997, 1996 and 1995 aggregated $17,883,488, $17,247,007 and $9,019,184, respectively. The surrender charges were applied toward payment of commissions.


INDEPENDENT AUDITORS


The financial statements of IDS Life Account SBS including the statements of net assets as of Dec. 31, 1997, and the related statements of operations for the year then ended and the related statements of changes in net assets for each of the two years in the period then ended, and the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 1997 and 1996 and for each of the three years in the period ended Dec. 31, 1997, appearing in this SAI, have been audited by Ernst & Young LLP, independent auditors, as stated in their reports appearing herein.


PROSPECTUS


The prospectus dated May 1, 1998, is hereby incorporated in this SAI by reference.

IDS Life Account SBS

Annual Financial Information

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life Account SBS (comprised of subaccounts AMO, AIH, ADS, AEM, AEX, AGI, AAP, ATR, AEG, AIE, ACR, ASI and AMG) as of December 31, 1997, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life Account SBS at December 31, 1997 and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.


ERNST & YOUNG LLP
Minneapolis, Minnesota
March 13, 1998

IDS Life Account SBS

---------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets                                                                                           Dec. 31, 1997


                                                                                      Segregated Asset Subaccount
                                                       --------------------------------------------------------------------------
Assets                                                      AMO            AIH            ADS            AEM            AEX

---------------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
Smith Barney Series Fund Money Market Portfolio
4,222,136 shares at net asset value
of  $1.00 per share (cost $4,222,134)                    $ 4,222,136            $ -            $ -             $ -           $ -
Smith Barney Series Fund Intermediate High Grade Portfolio
1,186,346 shares at net asset value
of  $10.89 per share (cost $12,277,222)                            -     12,919,305              -               -             -
Smith Barney Series Fund Diversified Strategic Income Portfolio
4,918,296 shares at net asset value
of  $10.89 per share (cost $49,144,458)                            -              -     53,560,244               -             -
Smith Barney Series Fund Equity Income Portfolio
2,900,176 shares at net asset value
of  $15.31 per share (cost $32,668,166)                            -              -              -      44,401,695             -
Smith Barney Series Fund Equity Index Portfolio
890,248 shares at net asset value
of  $23.55 per share (cost $12,472,059)                            -              -              -               -    20,965,339
Smith Barney Series Fund Growth & Income Portfolio
2,160,633 shares at net asset value
of  $18.54 per share (cost $26,118,453)                            -              -              -               -             -
Smith Barney Series Fund Appreciation Portfolio
5,386,607 shares at net asset value
of  $18.73 per share (cost $64,339,634)                            -              -              -               -             -
Smith Barney Series Fund Total Return Portfolio
2,045,463 shares at net asset value
of  $17.62 per share (cost $24,265,261)                            -              -              -               -             -
Smith Barney Series Fund Emerging Growth Portfolio
1,122,206 shares at net asset value
of  $16.87 per share (cost $13,610,340)                            -              -              -               -             -
Smith Barney Series Fund International Equity Portfolio
2,289,722 shares at net asset value
of  $11.78 per share (cost $22,819,422)                            -              -              -               -             -
IDS Life Capital Resource Fund
26,343 shares at net asset value
of  $28.58 per share (cost $652,851)                               -              -              -               -             -
IDS Life Special Income Fund
99,779 shares at net asset value
of  $11.80 per share (cost $1,153,572)                             -              -              -               -             -
IDS Life Managed Fund, Inc.
98,475 shares at net asset value
of  $18.04 per share (cost $1,615,068)                             -              -              -               -             -
---------------------------------------------------------------------------------------------------------------------------------
                                                           4,222,136     12,919,305     53,560,244      44,401,695    20,965,339
---------------------------------------------------------------------------------------------------------------------------------
Dividends receivable                                               -              -              -               -             -
Accounts receivable from IDS Life for contract
purchase payments                                                  -              -              -               -             -
Receivable from mutual funds for
share redemptions                                                  -              -              -               -             -
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                               4,222,136     12,919,305     53,560,244      44,401,695    20,965,339
---------------------------------------------------------------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
Mortality and expense risk fee                                 4,817         14,758         60,816          50,448        23,857
Administrative charge                                            963          2,952         12,163          10,089         4,771
Contract terminations                                              -              -              -               -             -
Payable to mutual funds for investments
purchased                                                          -              -              -               -             -
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              5,780         17,710         72,979          60,537        28,628
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                      $ 4,216,356   $ 12,901,595   $ 53,487,265    $ 44,341,158  $ 20,936,711
---------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                             3,661,496      9,639,891     37,359,162      24,834,887     8,511,694
---------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit                         $ 1.15         $ 1.34         $ 1.43          $ 1.79        $ 2.46
---------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.



IDS Life Account SBS

---------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                                                Dec. 31, 1997

                                                                                     Segregated Asset Subaccount
                                                       --------------------------------------------------------------------------
Assets                                                         AGI           AAP            ATR             AEG            AIE

---------------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
Smith Barney Series Fund Money Market Portfolio
4,222,136 shares at net asset value
of  $1.00 per share (cost $4,222,134)                            $ -            $ -            $ -             $ -           $ -
Smith Barney Series Fund Intermediate High Grade Portfolio
1,186,346 shares at net asset value
of  $10.89 per share (cost $12,277,222)                            -              -              -               -             -
Smith Barney Series Fund Diversified Strategic Income Portfolio
4,918,296 shares at net asset value
of  $10.89 per share (cost $49,144,458)                            -              -              -               -             -
Smith Barney Series Fund Equity Income Portfolio
2,900,176 shares at net asset value
of  $15.31 per share (cost $32,668,166)                            -              -              -               -             -
Smith Barney Series Fund Equity Index Portfolio
890,248 shares at net asset value
of  $23.55 per share (cost $12,472,059)                            -              -              -               -             -
Smith Barney Series Fund Growth & Income Portfolio
2,160,633 shares at net asset value
of  $18.54 per share (cost $26,118,453)                   40,058,139              -              -               -             -
Smith Barney Series Fund Appreciation Portfolio
5,386,607 shares at net asset value
of  $18.73 per share (cost $64,339,634)                            -    100,891,152              -               -             -
Smith Barney Series Fund Total Return Portfolio
2,045,463 shares at net asset value
of  $17.62 per share (cost $24,265,261)                            -              -     36,041,059               -             -
Smith Barney Series Fund Emerging Growth Portfolio
1,122,206 shares at net asset value
of  $16.87 per share (cost $13,610,340)                            -              -              -      18,931,608             -
Smith Barney Series Fund International Equity Portfolio
2,289,722 shares at net asset value
of  $11.78 per share (cost $22,819,422)                            -              -              -               -    26,972,929
IDS Life Capital Resource Fund
26,343 shares at net asset value
of  $28.58 per share (cost $652,851)                               -              -              -               -             -
IDS Life Special Income Fund
99,779 shares at net asset value
of  $11.80 per share (cost $1,153,572)                             -              -              -               -             -
IDS Life Managed Fund, Inc.
98,475 shares at net asset value
of  $18.04 per share (cost $1,615,068)                             -              -              -               -             -
---------------------------------------------------------------------------------------------------------------------------------
                                                          40,058,139    100,891,152     36,041,059      18,931,608    26,972,929
---------------------------------------------------------------------------------------------------------------------------------
Dividends receivable                                               -              -              -               -             -
Accounts receivable from IDS Life for contract
purchase payments                                                  -              -              -           6,515             -
Receivable from mutual funds for
share redemptions                                                  -              -              -               -             -
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                              40,058,139    100,891,152     36,041,059      18,938,123    26,972,929
---------------------------------------------------------------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
Mortality and expense risk fee                                45,406        115,139         40,425          21,448        30,631
Administrative charge                                          9,081         23,028          8,085           4,289         6,126
Contract terminations                                              -              -              -               -             -
Payable to mutual funds for investments
purchased                                                          -              -              -           6,515             -
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             54,487        138,167         48,510          32,252        36,757
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                     $ 40,003,652  $ 100,752,985   $ 35,992,549    $ 18,905,871  $ 26,936,172
---------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                            19,667,956     48,069,805     18,783,339      10,123,212    23,936,240
---------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit                         $ 2.03         $ 2.10         $ 1.91          $ 1.85        $ 1.12
---------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


IDS Life Account SBS

-------------------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                                 Dec. 31, 1997


                                                                   Segregated Asset Subaccount
                                                        --------------------------------------------      Combined
Assets                                                        ACR            ASI            AMG           Variable
                                                                                                           Account
-------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
Smith Barney Series Fund Money Market Portfolio
4,222,136 shares at net asset value
of  $1.00 per share (cost $4,222,134)                            $ -            $ -            $ -     $ 4,222,136
Smith Barney Series Fund Intermediate High Grade Portfolio
1,186,346 shares at net asset value
of  $10.89 per share (cost $12,277,222)                            -              -              -      12,919,305
Smith Barney Series Fund Diversified Strategic Income Portfolio
4,918,296 shares at net asset value
of  $10.89 per share (cost $49,144,458)                            -              -              -      53,560,244
Smith Barney Series Fund Equity Income Portfolio
2,900,176 shares at net asset value
of  $15.31 per share (cost $32,668,166)                            -              -              -      44,401,695
Smith Barney Series Fund Equity Index Portfolio
890,248 shares at net asset value
of  $23.55 per share (cost $12,472,059)                            -              -              -      20,965,339
Smith Barney Series Fund Growth & Income Portfolio
2,160,633 shares at net asset value
of  $18.54 per share (cost $26,118,453)                            -              -              -      40,058,139
Smith Barney Series Fund Appreciation Portfolio
5,386,607 shares at net asset value
of  $18.73 per share (cost $64,339,634)                            -              -                    100,891,152            -
Smith Barney Series Fund Total Return Portfolio
2,045,463 shares at net asset value
of  $17.62 per share (cost $24,265,261)                                                           -     36,041,059  -         -
Smith Barney Series Fund Emerging Growth Portfolio
1,122,206 shares at net asset value
of  $16.87 per share (cost $13,610,340)                            -              -              -      18,931,608
Smith Barney Series Fund International Equity Portfolio
2,289,722 shares at net asset value
of  $11.78 per share (cost $22,819,422)                            -              -              -      26,972,929
IDS Life Capital Resource Fund
26,343 shares at net asset value
of  $28.58 per share (cost $652,851)                         752,772              -              -         752,772
IDS Life Special Income Fund
99,779 shares at net asset value
of  $11.80 per share (cost $1,153,572)                             -      1,176,907              -       1,176,907
IDS Life Managed Fund, Inc.
98,475 shares at net asset value
of  $18.04 per share (cost $1,615,068)                             -              -      1,776,254       1,776,254
-------------------------------------------------------------------------------------------------------------------
                                                             752,772      1,176,907      1,776,254     362,669,539
-------------------------------------------------------------------------------------------------------------------
Dividends receivable                                               -          7,051              -           7,050
Accounts receivable from IDS Life for contract
purchase payments                                              5,248              -              -          11,763
Receivable from mutual funds for
share redemptions                                                  -              -             30              30
-------------------------------------------------------------------------------------------------------------------
Total assets                                                 758,020      1,183,958      1,776,284     362,688,382
-------------------------------------------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
Mortality and expense risk fee                                   848          1,290          1,987         411,869
Administrative charge                                            170            258            397          82,372
Contract terminations                                              -              -             30              30
Payable to mutual funds for investments
purchased                                                      5,248          5,503              -          17,266
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                              6,266          7,051          2,414         511,537
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                        $ 751,754    $ 1,176,907    $ 1,773,870   $ 362,176,845
-------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                               463,389        869,469      1,100,487
---------------------------------------------------------------------------------------------------
Net asset value per accumulation unit                         $ 1.62         $ 1.35         $ 1.61
---------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


IDS Life Account SBS

---------------------------------------------------------------------------------------------------------------------------------
Statements of Operations                                                                        For the year ended Dec. 31, 1997

                                                                              Segregated Asset Subaccount
                                                       --------------------------------------------------------------------------
                                                            AMO           AIH            ADS             AEM            AEX
Investment income
---------------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds                          $ 216,409      $ 823,662    $ 4,462,016     $ 2,088,145     $ 566,603
---------------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee                                61,838        161,568        686,340         524,760       246,078
Administrative charge                                         12,368         32,313        137,268         104,952        49,215
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                74,206        193,881        823,608         629,712       295,293
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                               142,203        629,781      3,638,408       1,458,433       271,310
---------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investments - net
---------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                                        5,314,821      2,325,353      9,383,899       9,137,997     3,501,189
Cost of investments sold                                   5,314,818      2,180,948      8,202,111       7,434,775     2,189,671
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                            3        144,405      1,181,788       1,703,222     1,311,518
Net change in unrealized appreciation or
depreciation of investments                                        8        105,755     (1,378,549)      5,012,787     3,399,172
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    11        250,160       (196,761)      6,716,009     4,710,690
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                  $ 142,214      $ 879,941    $ 3,441,647     $ 8,174,442   $ 4,982,000
---------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


IDS Life Account SBS

---------------------------------------------------------------------------------------------------------------------------------
Statements of Operations - continued                                                           For the year ended Dec. 31, 1997

                                                                              Segregated Asset Subaccount
                                                       --------------------------------------------------------------------------
                                                            AGI           AAP            ATR             AEG            AIE
Investment income
---------------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds                        $ 3,212,905    $ 6,508,367    $ 1,453,178     $ 2,151,621      $ 59,443
---------------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee                               485,379      1,231,734        430,485         229,167       381,642
Administrative charge                                         97,076        246,347         86,097          45,833        76,329
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                               582,455      1,478,081        516,582         275,000       457,971
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                             2,630,450      5,030,286        936,596       1,876,621      (398,528)
---------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investments - net
---------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                                        6,227,985     14,273,710      4,950,380       4,052,710     5,598,519
Cost of investments sold                                   3,830,535      9,025,811      3,395,912       2,689,733     4,510,464
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                    2,397,450      5,247,899      1,554,468       1,362,977     1,088,055
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                                2,313,905     11,002,023      2,362,940         (48,984)   (1,675,323)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             4,711,355     16,249,922      3,917,408       1,313,993      (587,268)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                $ 7,341,805   $ 21,280,208    $ 4,854,004     $ 3,190,614    $ (985,796)
---------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


IDS Life Account SBS

------------------------------------------------------------------------------------------------------------------
Statements of Operations - continued                                              For the year ended Dec. 31, 1997

                                                               Segregated Asset Subaccount
                                                       --------------------------------------------       Combined
                                                            ACR           ASI            AMG              Variable
Investment income                                                                                          Account
-------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds                           $ 20,736       $ 88,714      $ 163,879    $ 21,815,678
-------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee                                 9,047         11,341         16,997       4,476,376
Administrative charge                                          1,809          2,268          3,399         895,274
-------------------------------------------------------------------------------------------------------------------
Total expenses                                                10,856         13,609         20,396       5,371,650
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                                 9,880         75,105        143,483      16,444,028
-------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investments - net
-------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                                          193,505        180,464        266,535      65,407,067
Cost of investments sold                                     190,652        171,537        228,110      49,365,077
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                        2,853          8,927         38,425      16,041,990
Net change in unrealized appreciation or
depreciation of investments                                  126,538        (20,027)        14,211      21,214,456
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               129,391        (11,100)        52,636      37,256,446
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                  $ 139,271       $ 64,005      $ 196,119    $ 53,700,474
-------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


IDS Life Account SBS

---------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                             For the year ended Dec. 31, 1997

                                                                              Segregated Asset Subaccount
                                                       --------------------------------------------------------------------------
                                                            AMO           AIH            ADS             AEM            AEX

---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                             $ 142,203      $ 629,781    $ 3,638,408     $ 1,458,433     $ 271,310
Net realized gain (loss) on investments                            3        144,405      1,181,788       1,703,222     1,311,518
Net change in unrealized appreciation or
depreciation of investments                                        8        105,755     (1,378,549)      5,012,787     3,399,172
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                    142,214        879,941      3,441,647       8,174,442     4,982,000
---------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
---------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                     1,553          6,135        254,888          45,399        60,630
Net transfers*                                               407,232        615,171        138,231      (1,406,469)      980,015
Surrender benefits and contract charges                   (1,726,758)    (1,439,085)    (6,087,430)     (5,714,396)   (2,246,807)
Death benefits                                              (123,680)      (298,826)      (623,629)       (579,202)      (85,989)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (1,441,653)    (1,116,605)    (6,317,940)     (7,654,668)   (1,292,151)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            5,515,795     13,138,259     56,363,558      43,821,384    17,246,862
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 4,216,356   $ 12,901,595   $ 53,487,265    $ 44,341,158  $ 20,936,711
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                     4,930,057     10,508,719     41,938,582      29,865,818     9,114,001
Contract purchase payments                                     1,382          4,675        187,086          31,247        28,829
Net transfers*                                               368,257        484,135        103,352        (972,852)      419,604
Surrender benefits and contract charges                   (1,529,482)    (1,123,969)    (4,414,681)     (3,708,260)   (1,012,697)
Death benefits                                              (108,718)      (233,669)      (455,177)       (381,066)      (38,043)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           3,661,496      9,639,891     37,359,162      24,834,887     8,511,694
---------------------------------------------------------------------------------------------------------------------------------
*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Account SBS

---------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                                 For the year ended Dec. 31, 1997

                                                                              Segregated Asset Subaccount
                                                       --------------------------------------------------------------------------
                                                            AGI           AAP            ATR             AEG            AIE
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                           $ 2,630,450    $ 5,030,286      $ 936,596     $ 1,876,621    $ (398,528)
Net realized gain (loss) on investments                    2,397,450      5,247,899      1,554,468       1,362,977     1,088,055
Net change in unrealized appreciation or
depreciation of investments                                2,313,905     11,002,023      2,362,940         (48,984)   (1,675,323)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                  7,341,805     21,280,208      4,854,004       3,190,614      (985,796)
---------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
---------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                   135,879        301,440        183,857          84,482       150,915
Net transfers*                                             1,832,898      1,316,198      1,023,114         189,942      (334,587)
Surrender benefits and contract charges                   (4,498,545)   (12,046,368)    (3,373,778)     (2,405,363)   (3,303,464)
Death benefits                                              (575,831)      (753,685)      (296,996)        (42,141)     (226,402)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (3,105,599)   (11,182,415)    (2,463,803)     (2,173,080)   (3,713,538)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           35,767,446     90,655,192     33,602,348      17,888,337    31,635,506
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 40,003,652  $ 100,752,985   $ 35,992,549    $ 18,905,871  $ 26,936,172
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                    21,298,709     53,859,928     20,195,164      11,448,609    27,135,083
Contract purchase payments                                    74,576        160,414        105,152          54,420       128,305
Net transfers*                                               988,064        665,621        578,202          70,016      (313,788)
Surrender benefits and contract charges                   (2,382,438)    (6,206,651)    (1,928,909)     (1,423,797)   (2,822,214)
Death benefits                                              (310,955)      (409,507)      (166,270)        (26,036)     (191,146)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          19,667,956     48,069,805     18,783,339      10,123,212    23,936,240
---------------------------------------------------------------------------------------------------------------------------------

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Account SBS

------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                   For the year ended Dec. 31, 1997

                                                               Segregated Asset Subaccount
                                                       --------------------------------------------       Combined
                                                            ACR           ASI            AMG              Variable
                                                                                                           Account
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                               $ 9,880       $ 75,105      $ 143,483    $ 16,444,028
Net realized gain (loss) on investments                        2,853          8,927         38,425      16,041,990
Net change in unrealized appreciation or
depreciation of investments                                  126,538        (20,027)        14,211      21,214,456
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                    139,271         64,005        196,119      53,700,474
-------------------------------------------------------------------------------------------------------------------
Contract Transactions
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                         -              -         26,015       1,251,193
Net transfers*                                                26,299        344,056        619,647       5,751,747
Surrender benefits and contract charges                     (114,143)      (167,977)      (142,406)    (43,266,520)
Death benefits                                                     -              -              -      (3,606,381)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (87,844)       176,079        503,256     (39,869,961)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              700,327        936,823      1,074,495     348,346,332
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 751,754    $ 1,176,907    $ 1,773,870   $ 362,176,845
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
---------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                       528,001        742,054        784,734
Contract purchase payments                                         -              -         15,990
Net transfers*                                                17,605        257,994        400,985
Surrender benefits and contract charges                      (82,217)      (130,579)      (101,222)
Death benefits                                                     -              -              -
---------------------------------------------------------------------------------------------------
Units outstanding at end of year                             463,389        869,469      1,100,487
---------------------------------------------------------------------------------------------------

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Account SBS
------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                                   Year ended Dec. 31, 1996

                                                                         Segregated Asset Subaccount
                                         -------------------------------------------------------------------------------------------
Operations                                  AMO          AIH          ADS           AEM          AEX          AGI          AAP

------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net             $ 177,792  $ (107,794)     $ (99,794) $ (423,027)    $ 322,791   $ (469,208) $ 6,007,479
Net realized gain (loss) on investments            5      36,650        434,970     988,275       731,179    1,359,681    4,641,641
Net change in unrealized appreciation or
depreciation of investments                       (5)     71,167      4,782,921   1,172,760     1,792,809    4,818,856    3,942,238
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                    177,792          23      5,118,097   1,738,008     2,846,779    5,709,329   14,591,358
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                    65,719     246,425        129,284     190,034       524,214      182,782      576,636
Net transfers*                             2,311,900     287,474      1,353,995  (2,348,570)    2,127,650    1,729,364   (5,226,708)
Surrender benefits and contract charges   (2,187,254) (1,301,033)    (5,231,894) (4,729,849)   (1,577,253)  (3,757,116)  (7,878,648)
Death benefits                               (77,748)   (632,209)    (1,062,535) (1,434,833)     (175,049)    (869,266)  (1,299,452)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                        112,617  (1,399,343)    (4,811,150) (8,323,218)      899,562   (2,714,236) (13,828,172)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year            5,225,386  14,537,579     56,056,611  50,406,594    13,500,521   32,772,353   89,892,006
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $ 5,515,795 $ 13,138,259  $ 56,363,558 $ 43,821,384 $ 17,246,862 $ 35,767,446 $ 90,655,192
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year     4,821,643  11,659,231     45,719,901  35,868,058     8,551,551   23,036,571   63,014,889
Contract purchase payments                    59,710     198,477        101,928     137,110       315,079      122,636      380,154
Net transfers*                             1,999,507     241,508      1,083,638  (1,678,705)    1,254,817    1,139,375   (3,599,063)
Surrender benefits and contract charges   (1,880,368) (1,067,404)    (4,129,478) (3,424,716)     (907,436)  (2,434,167)  (5,089,685)
Death benefits                               (70,435)   (523,093)      (837,407) (1,035,929)     (100,010)    (565,706)    (846,367)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           4,930,057  10,508,719     41,938,582  29,865,818     9,114,001   21,298,709   53,859,928
------------------------------------------------------------------------------------------------------------------------------------

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

See accompanying notes to financial statements.

IDS Life Account SBS
------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                                           Year ended Dec. 31, 1996

                                                                   Segregated Asset Subaccount
                                       --------------------------------------------------------------------------------    Combined
Operations                                  ATR          AEG          AIE           ACR          ASI          AMG          Variable
                                                                                                                            Account
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net              $ 54,168   $ 153,014     $ (356,748)  $ 102,344      $ 56,622     $ 76,718  $ 5,494,357
Net realized gain (loss) on investments    1,064,921   1,099,770        568,187       9,664         2,456       17,013   10,954,412
Net change in unrealized appreciation or
depreciation of investments                5,515,092   1,379,364      5,179,978     (74,498)      (10,785)      36,441   28,606,338
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                  6,634,181   2,632,148      5,391,417      37,510        48,293      130,172   45,055,107
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                   535,210     142,374        279,160       1,898             -      114,941    2,988,677
Net transfers*                             2,265,154     919,412      2,208,696     122,464        77,762       49,836    5,878,429
Surrender benefits and contract charges   (3,639,676) (1,933,406)    (2,971,466)   (108,415)      (30,071)     (59,856) (35,405,937)
Death benefits                              (375,676)   (346,711)      (805,806)          -       (24,561)     (11,596)  (7,115,442)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                     (1,214,988) (1,218,331)    (1,289,416)     15,947        23,130       93,325  (33,654,273)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year           28,183,155  16,474,520     27,533,505     646,870       865,400      850,998  336,945,498
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $ 33,602,348 $17,888,337   $ 31,635,506   $ 700,327     $ 936,823  $ 1,074,495 $348,346,332
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at
beginning of year                         20,934,365  12,246,999     28,243,415     518,671       722,212      716,245
Contract purchase payments                   380,585      95,754        258,040       1,467             -       85,321
Net transfers*                             1,583,187     612,273      2,099,461      91,890        64,825       40,883
Surrender benefits and
contract charges                          (2,454,869) (1,281,038)    (2,718,499)    (84,027)      (24,885)     (48,241)
Death benefits                              (248,104)   (225,379)      (747,334)          -       (20,098)      (9,474)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year          20,195,164  11,448,609     27,135,083     528,001       742,054      784,734
-------------------------------------------------------------------------------------------------------------------------
*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

See accompanying notes to financial statements.

IDS Life Account SBS

Notes to Financial Statements
-------------------------------------------------------------------
1. Organization

IDS Life Account SBS (the Variable Account) was established on May 9, 1991 as a single unit investment trust of IDS Life Insurance Company (IDS Life ) under the Investment Company Act of 1940, as amended. Operations of the Variable Account commenced on Oct. 16, 1991.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of ten portfolios (collectively, the Portfolios) of the Greenwich Street Series Fund or three funds of the IDS Life Retirement Annuity Mutual Funds (collectively, the Funds). The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset accounts or by IDS Life.

The Greenwich Street Series Fund (the mutual fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The mutual fund currently offers a selection of ten portfolios. Purchase payments allocated to the Money Market (AMO) subaccount invest in shares of the Money Market Portfolio, the Intermediate High Grade (AIH) subaccount invests in shares of the Intermediate High Grade Portfolio; the
Diversified Strategic Income (ADS) subaccount invests in shares of the Diversified Strategic Income Portfolio; the Equity Income (AEM) subaccount invests in shares of the Equity Income Portfolio; the Equity Index (AEX) subaccount invests in shares of the Equity Index Portfolio; the Growth & Income
(AGI) subaccount invests in shares of the Growth & Income Portfolio; the Appreciation (AAP) subaccount invests in shares of the Appreciation Portfolio; the Total Return (ATR) subaccount invests in shares of the Total Return Portfolio; the Emerging Growth (AEG) subaccount invests in shares of the Emerging Growth Portfolio; and the International Equity (AIE) subaccount invests in shares of the International Equity Portfolio.

IDS Life Capital Resource Fund and IDS Life Special Income Fund commenced operations Oct. 13, 1981. IDS Life Managed Fund, Inc. commenced operations April 30, 1986. These mutual funds are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. Purchase payments allocated to the Capital Resource (ACR) subaccount invest in shares of IDS Life Capital Resource Fund; the Special Income (ASI) subaccount invests in shares of IDS Life Special Income Fund; and the Managed (AMG) subaccount invests in shares of IDS Life Managed Fund, Inc.

IDS Life serves as investment manager and distributor for the Variable Account and for the Funds. American Express Financial Corporation serves as investment advisor to the Funds. Smith Barney Inc. serves as distributor for the mutual fund. Mutual Management Corp., Inc. serves as investment advisor to the Money Market Portfolio, the Intermediate High Grade Portfolio, the Diversified Strategic Income Portfolio, the Equity Income Portfolio, the Growth & Income Portfolio, the Appreciation Portfolio, the Total Return Portfolio and the International Equity Portfolio. Travelers Investment Management Company serves as investment advisor to the Equity Index Portfolio. Davis Skaggs Investment Management serves as investment advisor to the Total Return Portfolio. Van Kampen American Capital Asset Management, Inc. serves as investment advisor to the Emerging Growth Portfolio. Smith Barney Global Capital Management, Inc. serves as sub-investment advisor to the Diversified Strategic Income Portfolio. Mutual Management Corp., Inc. serves as administrator to each portfolio.

------------------------------------------------------------
2.  Summary of Significant Accounting Policies

Investments in the Mutual Fund

Investments in shares of the Portfolios of the mutual fund or in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective portfolio or fund. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Portfolios or the Funds are reinvested in additional shares of the Portfolios or the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Portfolios' or the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life is taxed as a life insurance company. The Variable Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account.

------------------------------------------------------------
3. Mortality and Expense Risk Fee

IDS Life makes guarantees to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the annuitants will not affect the Variable Account. The mortality and expense risk fee paid to IDS Life is deducted daily and is equal, on an annual basis, to 1.25 percent of the daily net asset value of each subaccount.

------------------------------------------------------------
4. Variable Account Administrative Charge

IDS Life deducts a daily charge equal, on an annual basis, to 0.25 percent of the daily net asset value of each subaccount. It covers certain administrative and operating expenses of the subaccounts incurred by IDS Life such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses.

------------------------------------------------------------
5. Contract Administrative Charge

IDS Life deducts an administrative charge of $30 per year on each certificate anniversary. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the Annuity records. This charge cannot be increased and does not apply after a retirement payment plan begins. IDS Life does not expect to profit from this charge.

------------------------------------------------------------
6. Surrender Charge

IDS Life will use a surrender charge to help it recover certain expenses relating to the sale of the Annuity. The surrender charge will be deducted for surrenders during the first six payment years following a purchase payment. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $14,502,145 in 1997 and $11,956,753 in 1996. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.

------------------------------------------------------------
7. Investment Transactions

The subaccounts' purchases of Portfolio or Fund shares including reinvestment of dividend distributions, were as follows:


                                                          Year ended Dec. 31,
Subaccount  Investment                                     1997           1996
 AMO         Money Market Portfolio ............... $ 4,013,867    $ 5,053,294
 AIH         Intermediate High Grade Portfolio ....   1,838,902      1,051,570
 ADS         Diversified Strategic Income Portfolio   6,703,247      2,710,114
 AEM         Equity Income Portfolio ..............   2,944,464        712,258
 AEX         Equity Index Portfolio ...............   2,486,308      3,883,536
 AGI         Growth & Income Portfolio.............   5,760,439      1,899,403
 AAP         Appreciation Portfolio................   8,140,169      8,328,853
 ATR         Total Return Portfolio................   3,427,735      3,776,792
 AEG         Emerging Growth Portfolio.............   3,758,651      2,469,056
 AIE         International Equity Portfolio........   1,481,763      2,665,898
 ACR         Capital Resource Fund.................     115,637        271,538
 ASI         Special Income Fund...................     431,647        146,592
 AMG         Managed Fund..........................     914,251        292,003
             Combined Variable Account............. $42,017,080    $33,260,907

-------------------------------------------------------------------
8. Year 2000 Issue (Unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Variable Account. The Variable Account has no computer systems of its own but is dependent upon the systems maintained by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999.

The Year 2000 readiness of other third parties whose system failures could have an impact on Variable Accounts's operations is currently being evaluated. The potential materiality of any such impact is not known at this time.

Report of Independent Auditors
The Board of Directors
IDS Life Insurance Company



We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly owned subsidiary of American Express Financial Corporation) as of December 31, 1997 and 1996 and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 1997 and 1996, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.




Ernst & Young LLP
Minneapolis, Minnesota
February 5, 1998

IDS Life Financial Information


                          IDS LIFE INSURANCE COMPANY
                         CONSOLIDATED BALANCE SHEETS


                                                    Dec. 31,     Dec. 31,
ASSETS                                                1997         1996
                                                         (thousands)
Investments:
Fixed maturities:
Held to maturity, at amortized cost (Fair value:
1997, $9,743,410; 1996, $10,521,650)              $9,315,450       $10,236,379
Available for sale, at fair value (Amortized cost:
1997, $12,515,030; 199, $11,008,622)              12,876,694        11,146,845
Mortgage loans on real estate                      3,618,647         3,493,364
Policy loans                                         498,874           459,902
Other investments                                    318,591           251,465
Total investments                                 26,628,256        25,587,955
Cash and cash equivalents                             19,686           224,603
Amounts recoverable from reinsurers                  205,716           157,722
Amounts due from brokers                               8,400            11,047
Other accounts receivable                             37,895            44,089
Accrued investment income                            357,390           343,313
Deferred policy acquisition costs                  2,479,577         2,330,805
Deferred income taxes, net                                --            33,923
Other assets                                          22,700            37,364
Separate account assets                           23,214,504        18,535,160
Total assets                                     $52,974,124       $47,305,981
                                                   =========         =========

                          IDS LIFE INSURANCE COMPANY
                   CONSOLIDATED BALANCE SHEETS (continued)


                                                   Dec. 31,        Dec. 31
LIABILITIES AND STOCKHOLDER'S EQUITY                1997             1996
                                                          (thousands)


Liabilities:
Future policy benefits:
Fixed annuities                                  $22,009,747      $21,838,008
Universal life-type insurance                      3,280,489        3,177,149
Traditional life insurance                           213,676          209,685
Disability income and long-term care insurance       533,124          424,200
Policy claims and other policyholders' funds          68,345           83,634
Deferred income taxes, net                            61,582               --
Amounts due to brokers                               381,458          261,987
Other liabilities                                    345,383          332,078
Separate account liabilities                      23,214,504       18,535,160
Total liabilities                                 50,108,308       44,861,901
Stockholder's equity:
Capital stock, $30 par value per share;
100,000 shares authorized, issued and outstanding      3,000            3,000
Additional paid-in capital                           290,847          283,615
Net unrealized gain on investments                   226,359           86,102
Retained earnings                                  2,345,610        2,071,363
Total stockholder's equity                         2,865,816        2,444,080
Total liabilities and stockholder's equity       $52,974,124      $47,305,981
                                                   =========        =========
See accompanying notes.

                             IDS LIFE INSURANCE COMPANY
                         CONSOLIDATED STATEMENTS OF INCOME


                                                           Years ended Dec. 31,
                                                      1997        1996       1995
                                                               (thousands)
Revenues:
Premiums:
Traditional life insurance                        $  52,473    $  51,403      $ 50,193
Disability income and long-term care insurance      154,021      131,518       111,337

Total premiums                                      206,494      182,921       161,530

Policyholder and contractholder charges             341,726      302,999       256,454
Management and other fees                           340,892      271,342       215,581
Net investment income                             1,988,389    1,965,362     1,907,309
Net realized gain (loss) on investments                 860         (159)       (4,898)

Total revenues                                    2,878,361    2,722,465     2,535,976

Benefits and expenses:
Death and other benefits:
Traditional life insurance                           28,951       26,919        29,528
Universal life-type insurance
and investment contracts                             92,814       85,017        71,691
Disability income and
long-term care insurance                             22,333       19,185        16,259
Increase (decrease) in liabilities for
future policy benefits:
Traditional life insurance                            3,946        1,859        (1,315)
Disability income and
long-term care insurance                             63,631       57,230        51,279

Interest credited on universal life-type
insurance and investment contracts                1,386,448    1,370,468     1,315,989
Amortization of deferred policy acquisition costs   322,731      278,605       280,121
Other insurance and operating expenses              276,596      261,468       211,642

Total benefits and expenses                       2,197,450    2,100,751     1,975,194

Income before income taxes                          680,911      621,714       560,782

Income taxes                                        206,664      207,138       195,842

Net income                                       $  474,247   $  414,576    $  364,940
                                                   ========     ========       =======

See accompanying notes.

                             IDS LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                          Three years ended Dec. 31, 1997
                                    (thousands)


                                            Additional  Net Unrealized
                                 Capital     Paid-In     Gain (Loss) on   Retained
                                  Stock      Capital    on Investments    Earnings     Total

Balance, Dec. 31, 1994            3,000       222,000      (275,708)     1,639,399   1,588,691
Net income                           --            --            --        364,940     364,940
Change in net unrealized
gain (loss) on investments           --            --       505,837             --     505,837
Capital contribution from parent     --        56,814            --             --      56,814
Loss on reinsurance transaction
with affiliate                       --            --            --         (4,574)     (4,574)
Cash dividends                       --            --            --       (180,000)   (180,000)

Balance, Dec. 31, 1995            3,000       278,814       230,129      1,819,765   2,331,708
Net income                           --            --            --        414,576     414,576
Change in net unrealized
gain (loss) on investments           --            --      (144,027)            --    (144,027)
Capital contribution from parent     --         4,801            --             --       4,801
Other changes                        --            --            --          2,022       2,022
Cash dividends                       --            --            --       (165,000)   (165,000)

Balance, Dec. 31, 1996           $3,000      $283,615      $ 86,102     $2,071,363  $2,444,080
Net income                           --            --            --        474,247     474,247
Change in net unrealized
gain (loss) on investments           --            --       140,257             --     140,257
Capital contribution from parent     --         7,232            --             --       7,232
Cash dividends                       --            --            --       (200,000)   (200,000)

Balance, Dec. 31, 1997           $3,000      $290,847      $226,359     $2,345,610  $2,865,816
                                  =====       =======       =======      =========    ========

See accompanying notes.

                             IDS LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                       Years ended Dec. 31,
                                                  1997         1996          1995
                                                             (thousands)
Cash flows from operating activities:
Net income                                     $ 474,247    $ 414,576     $ 364,940
Adjustments to reconcile net income to
net cash provided by (used in) operating activities:
Policy loan issuance, excluding universal
life-type insurance                              (54,665)     (49,314)      (46,011)
Policy loan repayment, excluding universal
life-type insurance                               46,015       41,179        36,416
Change in amounts recoverable from reinsurers    (47,994)     (43,335)      (34,083)
Change in other accounts receivable                6,194       (4,981)       12,231
Change in accrued investment income              (14,077)       4,695       (30,498)
Change in deferred policy acquisition
costs, net                                      (156,486)    (294,755)     (196,963)
Change in liabilities for future policy
benefits for traditional life,
disability income and
long-term care insurance                         112,915       97,479        85,575
Change in policy claims and other
policyholders' funds                             (15,289)      27,311         6,255
Change in deferred income tax provision (benefit) 19,982      (65,609)      (33,810)
Change in other liabilities                       13,305       46,724        (6,548)
(Accretion of discount)
amortization of premium, net                      (5,649)     (23,032)      (22,528)
Net realized (gain) loss on investments             (860)         159         4,898
Policyholder and contractholder
charges, non-cash                               (160,885)    (154,286)     (140,506)
Other, net                                         7,161      (10,816)        3,849

Net cash provided by (used in) operating
activities                                     $ 223,914    $ (14,005)     $  3,217

                             IDS LIFE INSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF CASH FLOWS (continued)


                                                         Years ended Dec. 31,
                                                  1997             1996          1995
                                                               (thousands)
Cash flows from investing activities:
Fixed maturities held to maturity:
Purchases                                       $     (1,996)  $  (43,751)  $ (1,007,208)
Maturities, sinking fund payments and calls          686,503      759,248        538,219
 Sales                                               236,761      279,506        332,154
Fixed maturities available for sale:
Purchases                                         (3,160,133)  (2,299,198)    (2,452,181)
Maturities, sinking fund payments and calls        1,206,213    1,270,240        861,545
Sales                                                457,585      238,905        136,825
Other investments, excluding policy loans:
Purchases                                           (524,521)    (904,536)      (823,131)
Sales                                                335,765      236,912        160,521
Change in amounts due from brokers                     2,647      (11,047)         7,933
Change in amounts due to brokers                     119,471      140,369       (105,119)

Net cash used in investing activities               (641,705)    (333,352)    (2,350,442)

Cash flows from financing activities:
Activity related to universal life-type insurance
and investment contracts:
Considerations received                            2,785,758    3,567,586      4,189,525
Surrenders and death benefits                     (3,736,242)  (4,250,294)    (3,141,404)
Interest credited to account balances              1,386,448    1,370,468      1,315,989
Universal life-type insurance policy loans:
Issuance                                             (84,835)     (86,501)       (84,700)
Repayment                                             54,513       58,753         52,188
Capital contribution from parent                       7,232        4,801             --
Dividends paid                                      (200,000)    (165,000)      (180,000)

Net cash provided by financing activities            212,874      499,813      2,151,598

Net (decrease) increase in cash and
cash equivalents                                    (204,917)     152,456       (195,627)

Cash and cash equivalents at
beginning of year                                    224,603       72,147        267,774

Cash and cash equivalents at
end of year                                         $ 19,686    $ 224,603      $  72,147
                                                     =======     ========       ========
See accompanying notes.

                         IDS LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                ($ thousands)

1.    Summary of significant accounting policies
      ------------------------------------------

      Nature of business

      IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company (ACLAC), American Partners Life Insurance Company and American Express Corporation.

      The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

      Basis of presentation

      The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation.

      The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Investments

      Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of stockholder's equity, net of deferred taxes.

      Realized investment gain or loss is determined on an identified cost basis.

      Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

      Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

      ------------------------------------------

      Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loans losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

      The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

      The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

      During 1997, 1996 and 1995, the Company purchased and wrote index options to protect against significant declines in fee income as a result of a decrease in the market value of its managed assets. These options were marked-to-market through the income statement.

      During 1997, the Company purchased and wrote index options to hedge 1998 management fee and other income from separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments. Gains or losses on these instruments are deferred and recognized in management and other fees in the same period as the hedged fee income.

      Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

      When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

      Statements of cash flows

      The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

      Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:
                                           1997           1996      1995
                                           ----           ----      ----
       Cash paid during the year for:
         Income taxes                    $174,472       $317,283  $191,011
         Interest on borrowings             8,213          4,119     5,524

      ------------------------------------------

      Recognition of profits on annuity contracts and insurance policies

      Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

      The retrospective deposit method is used in accounting for universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

      Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      Policyholder and contractholder charges include the monthly cost of insurance charges and issue and administrative fees. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts and underlying mutual funds.

      Deferred policy acquisition costs

      The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts.The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized in relation to accumulation values and surrender charge revenue. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

      Liabilities for future policy benefits

      Liabilities for universal life-type insurance and deferred annuities are accumulation values.

      Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

      Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

      ------------------------------------------

      Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 10% over 5 to 10 years.

      Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on a national survey. Anticipated interest rates for claim reserves for both disability income and long-term care range from 6% to 8%.

      Reinsurance

      The maximum amount of life insurance risk retained by the Company on any one life is $750 of life and waiver of premium benefits plus $50 of accidental death benefits. The maximum amount of disability income risk retained by the Company on any one life is $6 of monthly benefit for benefit periods longer than three years. The excesses are reinsured with other life insurance companies on a yearly renewable term basis. Graded premium whole life and long-term care policies are primarily reinsured on a coinsurance basis.

      Federal income taxes

      The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

      Included in other liabilities at December 31, 1997 and 1996 are $12,061 and $33,358, respectively, receivable from American Express Financial Corporation for federal income taxes.

      Separate account business

      The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

      ------------------------------------------

      The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

      Reclassification

      Certain 1996 and 1995 amounts have been reclassified to conform to the 1997 presentation.

2.    Investments
      -----------

      Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

      The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1997 are as follows:

                                                        Gross      Gross
                                         Amortized   Unrealized  Unrealized      Fair
       Held to maturity                    Cost         Gains      Losses        Value
       ----------------                  ---------   ----------  ----------      -----

       U.S. Government agency obligations  $41,932      $ 2,950  $       --  $   44,881
       State and municipal obligations       9,684          568          --      10,252
       Corporate bonds and obligations   7,280,646      415,700       9,322   7,687,024
       Mortgage-backed securities        1,983,188       25,976       7,911   2,001,253
                                         ---------       ------       -----   ---------
                                        $9,315,450     $445,194     $17,233  $9,743,410
                                         =========      =======      ======   =========


                                                           Gross      Gross
                                            Amortized   Unrealized  Unrealized     Fair
       Available for sale                      Cost        Gains      Losses       Value
       ------------------                   ---------   ----------  ----------     -----

       U.S. Government agency obligations $   65,291   $    4,154  $       --      $69,445
       State and municipal obligations        11,045        1,348          --       12,393
       Corporate bonds and obligations     5,308,129      232,761      30,198    5,510,692
       Mortgage-backed securities          7,130,565      160,478       6,879    7,284,164
                                           ---------      -------       -----    ---------
       Total fixed maturities             12,515,030      398,741      37,077   12,876,694
       Equity securities                       3,000          361          --        3,361
                                          ----------      -------      ------   ----------
                                         $12,518,030     $399,102     $37,077  $12,880,055
                                          ==========      =======      ======   ==========

      -----------

      The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1996 are as follows:

                                                                Gross      Gross
                                                 Amortized   Unrealized  Unrealized      Fair
       Held to maturity                            Cost         Gains      Losses        Value
       ----------------                          ---------   ----------  ----------      ------

       U.S. Government agency obligations      $   44,002      $    933   $  1,276   $   43,659
       State and municipal obligations              9,685           412         --       10,097
       Corporate bonds and obligations          8,057,997       356,687     47,639    8,367,045
       Mortgage-backed securities               2,124,695        21,577     45,423    2,100,849
                                               ----------       -------     ------   ----------
                                              $10,236,379      $379,609    $94,338  $10,521,650
                                               ==========       =======     ======   ==========


                                                                Gross      Gross
                                                 Amortized   Unrealized  Unrealized     Fair
       Available for sale                           Cost        Gains       Losses     Value
       ------------------                           ----        -----       ------     -----

       U.S. Government agency obligations      $   77,944      $  2,607   $     96   $   80,455
       State and municipal obligations             11,032        1,336          --       12,368
       Corporate bonds and obligations          3,701,604      122,559      24,788    3,799,375
       Mortgage-backed securities               7,218,042      104,808      68,203    7,254,647
                                                ---------      -------      ------    ---------
       Total fixed maturities                  11,008,622      231,310      93,087   11,146,845
       Equity securities                            3,000          308          --        3,308
                                               ----------      -------      ------   ----------
                                              $11,011,622     $231,618     $93,087  $11,150,153
                                               ==========      =======      ======   ==========


      The amortized cost and fair value of investments in fixed maturities at December 31, 1997 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Amortized         Fair
       Held to maturity                   Cost           Value
       ----------------                 ---------      --------

       Due in one year or less        $   356,597      $360,956
       Due from one to five years       1,536,239     1,619,875
       Due from five to ten years       4,337,547     4,577,552
       Due in more than ten years       1,101,879     1,183,774
       Mortgage-backed securities       1,983,188     2,001,253
                                        ---------     ---------
                                       $9,315,450    $9,743,410
                                        =========     =========

                                        Amortized        Fair
       Available for sale                 Cost           Value
                                        ---------        -----

       Due in one year or less          $ 162,663    $  164,012
       Due from one to five years         633,339       679,561
       Due from five to ten years       2,418,162     2,517,098
       Due in more than ten years       2,170,301     2,231,859
       Mortgage-backed securities       7,130,565     7,284,164
                                       ----------    ----------
                                      $12,515,030   $12,876,694
                                       ==========    ==========

      -----------

      During the years ended December 31, 1997, 1996 and 1995, fixed maturities classified as held to maturity were sold with amortized cost of $229,848, $277,527 and $333,508, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

      Fixed maturities available for sale were sold during 1997 with proceeds of $457,585 and gross realized gains and losses of $6,639 and $7,518, respectively. Fixed maturities available for sale were sold during 1996 with proceeds of $238,905 and gross realized gains and losses of $571 and $16,084, respectively. Fixed maturities available for sale were sold during 1995 with proceeds of $136,825 and gross realized gains and losses of $nil and $5,781, respectively.

      At December 31, 1997, bonds carried at $14,351 were on deposit with various states as required by law.

      At December 31, 1997, investments in fixed maturities comprised 83 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $2.7 billion which are rated by American Express Financial Corporation internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

          Rating                   1997            1996
       ---------                 ---------      ---------
       Aaa/AAA                $ 9,195,619     $ 9,460,134
       Aaa/AA                          --           2,870
       Aa/AA                      232,451         241,914
       Aa/A                       246,792         192,631
       A/A                      2,787,936       2,949,895
       A/BBB                    1,200,345       1,034,661
       Baa/BBB                  5,226,616       4,531,515
       Baa/BB                     475,084         768,285
       Below investment grade   2,465,637       2,063,096
                                ---------       ---------
                              $21,830,480     $21,245,001
                               ==========      ==========

      At December 31, 1997, 95 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

      At December 31, 1997, approximately 14 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                 December 31, 1997          December 31, 1996
                              ------------------------   -----------------------
                              On Balance   Commitments   On Balance  Commitments
           Region               Sheet      to Purchase     Sheet     to Purchase
       -------------          ----------   ------------  ----------  -----------
       East North Central   $  748,372     $  32,462    $  777,960     $  19,358
       West North Central      456,934        14,340       389,285        29,620
       South Atlantic          922,172        14,619       891,852        35,007
       Middle Atlantic         545,601        15,507       553,869        17,959
       New England             316,250         2,136       310,177        14,042
       Pacific                 184,917         3,204       190,770         4,997
       West South Central      125,227            --       105,173        11,246
       East South Central       60,274            --        75,176            --
       Mountain                297,545        28,717       236,597        11,401
                             ---------       -------     ---------       -------
                             3,657,292       110,985     3,530,859       143,630
       Less allowance for
       losses                   38,645            --        37,495            --
                             ---------       -------     ---------       -------
                            $3,618,647      $110,985    $3,493,364      $143,630
                             =========       =======     =========       =======

      -----------

                                 December 31, 1997          December 31, 1996
                            ------------------------   -------------------------
                            On Balance   Commitments   On Balance    Commitments
         Property type         Sheet     to Purchase      Sheet      to Purchase
       ---------------      ----------   -----------   ----------    -----------
       Department/retail
       stores              $1,189,203      $  27,314    $1,154,179     $  68,032
       Apartments           1,089,127         16,576     1,119,352        23,246
       Office buildings       716,729         34,546       611,395        27,653
       Industrial buildings   295,889         21,200       296,944         6,716
       Hotels/motels          101,052             --        97,870         6,257
       Medical buildings       99,979          9,748        67,178         8,289
       Nursing/retirement
       homes                   72,359             --        88,226         1,877
       Mixed Use               71,007             --        73,120            --
       Other                   21,947          1,601        22,595         1,560
                            ---------        -------     ---------        ------
                            3,657,292        110,985     3,530,859       143,630
       Less allowance for
       losses                  38,645             --        37,495            --
                             ---------       -------     ---------       -------
                           $3,618,647       $110,985    $3,493,364      $143,630
                            =========        =======     =========       =======

      Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

      At December 31, 1997 and 1996, the Company's recorded investment in impaired loans was $45,714 and $79,441, respectively, with allowances of $9,812 and $16,162, respectively. During 1997 and 1996, the average recorded investment in impaired loans was $61,870 and $74,338, respectively.

      The Company recognized $2,981, $4,889 and $5,014 of interest income related to impaired loans for the years ended December 31, 1997, 1996 and 1995 respectively.

      The following table presents changes in the allowance for investment losses related to all loans:

                                          1997          1996        1995
                                         ------        ------      ------
       Balance, January 1               $37,495       $37,340     $35,252
       Provision for investment losses    8,801        10,005      15,900
       Loan payoffs                      (3,851)       (4,700)    (11,900)
       Foreclosures                      (3,800)       (5,150)     (1,350)
       Other                                 --            --        (562)
                                         ------        ------      -------

       Balance, December 31             $38,645       $37,495     $37,340
                                         ======        ======      ======

      At December 31, 1997, the Company had commitments to purchase investments other than mortgage loans for $234,485. Commitments to purchase investments are made in the ordinary course of business. The fair value of these commitments is $nil.

      -----------

      Net investment income for the years ended December 31 is summarized as follows:

                                            1997           1996         1995
                                          ---------      ---------    ---------
       Interest on fixed maturities      $1,692,481     $1,666,929   $1,656,136
       Interest on mortgage loans           305,742        283,830      232,827
       Other investment income               25,089         43,283       35,936
       Interest on cash equivalents           5,914          5,754        5,363
                                          ---------      ---------    ---------
                                          2,029,226      1,999,796    1,930,262
       Less investment expenses              40,837         34,434       22,953
                                          ---------      ---------    ---------
                                         $1,988,389     $1,965,362   $1,907,309
                                          =========      =========    =========

      Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                     1997         1996         1995
                                    ------        -----        -----
       Fixed maturities           $ 16,115      $ 8,736     $  9,973
       Mortgage loans               (6,424)      (8,745)     (13,259)
       Other investments            (8,831)        (150)      (1,612)
                                   -------        -----      -------
                                  $    860      $  (159)    $ (4,898)
                                   =======        ======       ======

      Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                      1997           1996         1995
                                     -------        -------      -------
       Fixed maturities available
         for sale                   $223,441      $(231,853)    $811,649
       Equity securities                  53            (52)       3,118

3.    Income taxes
      ------------

      The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

      The income tax expense consists of the following:

                                    1997           1996         1995
       Federal income taxes:
       Current                    $176,879       $260,357     $218,040
       Deferred                     19,982        (65,609)     (33,810)
                                   -------        --------     -------
                                   196,861        194,748      184,230
       State income taxes-current    9,803         12,390       11,612
                                   -------        -------      -------
       Income tax expense         $206,664       $207,138     $195,842
                                   =======        =======      =======

      ------------

      Increases (decreases) to the federal tax provision applicable to pretax income based on the statutory rate are attributable to:

                                     1997               1996               1995
                               ----------------    ---------------   ---------------
                               Provision   Rate    Provision  Rate   Provision  Rate
                               ---------   ----    ---------  ----   ---------  ----
      Federal income
        taxes based on
        the statutory rate      $238,319   35.0%    $217,600  35.0%   $196,274  35.0%
      Increases (decreases)
      are attributable to:
      Tax-excluded interest
        and dividend income      (10,294)  (1.5)      (9,636) (1.5)     (8,524) (1.5)
      State Taxes, net of federal
         benefit                   6,372    0.9        8,053   1.3       7,548   1.3
      Low income housing
        credits                  (20,705)  (3.0)      (5,090) (0.8)       (861) (0.2)
      Other, net                  (7,028)  (1.0)      (3,789) (0.7)      1,405   0.3
                                 -------   -----     -------  ----     -------  ----
      Federal income taxes      $206,664   30.4%    $207,138  33.3%   $195,842  34.9%
                                 =======   ====      =======  ====     =======  ====

      A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 1997, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

      Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                                  1997          1996
                                                  ----          ----
       Deferred tax assets:
       Policy reserves                          $748,204      $724,412
       Life insurance guarantee
          fund assessment reserve                 20,101        29,854
       Other                                       9,589         2,763
                                                 -------       -------
       Total deferred tax assets                 777,894       757,029
                                                 -------       -------

       Deferred tax
       liabilities:
       Deferred policy acquisition costs        700,032      665,685
       Unrealized gain on investments           121,885       48,486
       Investments, other                        17,559        8,935
                                                -------      -------
       Total deferred tax liabilities           839,476      723,106
                                                -------      -------
       Net deferred tax (liabilities) assets   $(61,582)    $ 33,923
                                                 ======       ======

      The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4.    Stockholder's equity
      --------------------

      Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,468,677 as of December 31, 1997 and $1,261,592 as of December 31, 1996 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 1998 in excess of approximately $331,480 would require approval of the Department of Commerce of the State of Minnesota.

      Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           1997          1996          1995
                                        ----------    ----------    ----------
       Statutory net income             $  379,615    $  365,585    $  326,799
       Statutory capital and surplus     1,765,290     1,565,082     1,398,649
       surplus

5.    Related party transactions
      --------------------------

      The Company loans funds to American Express Financial Corporation under a collateral loan agreement. The balance of the loan was $nil and $11,800 at December 31, 1997 and 1996, respectively. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $103, $780 and $1,371 in 1997, 1996 and 1995, respectively.

      The Company purchased a five year secured note from an affiliated company which was redeemed in 1996. The interest rate on the note was
      8.42 percent. Interest income on the above note totaled $1,637 and $1,937 in 1996 and 1995, respectively.

      The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $201, $174 and $155 in 1997, 1996 and 1995, respectively.

      The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1997, 1996 and 1995 were $1,245, $990 and $815, respectively.

      The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. Accordingly, costs of such benefits to the Company are included in employee compensation and benefits and cannot be identified on a separate company basis.

      --------------------------

      Charges by AEFC for use of joint facilities, marketing services and other services aggregated $414,155, $397,362 and $377,139 for 1997,
      1996 and 1995, respectively. Certain of these costs are included in deferred policy acquisition costs. In addition, the Company rents its home office space from AEFC on an annual renewable basis.

6.    Commitments and contingencies
      -----------------------------

      At December 31, 1997 and 1996, traditional life insurance and universal life-type insurance in force aggregated $74,730,720 and $67,274,354, respectively, of which $4,351,904 and $3,875,921 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $60,495, $48,250 and $39,399 and reinsurance recovered from reinsurers amounted to $19,042, $15,612, and $14,088 for the years ended December 31, 1997, 1996 and 1995, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

      A number of lawsuits have been filed against life and health insurers in jurisdictions in which the Company and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. In December 1996, an action of this type was brought against the Company and its parent, AEFC. A second action was filed in March, 1997. The plaintiffs purport to represent a class consisting of all persons who replaced existing Company policies with new Company policies from and after January 1, 1985. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. Plaintiffs seek damages in an unspecified amount and seek to establish a claims resolution facility for the determination of individual issues. The Company and its parent believe they have meritorious defenses to the claims raised in the lawsuit. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of the above lawsuit and others filed against the Company should not have a material adverse effect on the Company's consolidated financial position.

      The IRS routinely examines the Company's federal income tax returns, and is currently auditing the Company's returns for the 1990 through 1992 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of this audit.

7.    Lines of credit
      ---------------

      The Company has an available line of credit with its parent aggregating $100,000. The rate for the line of credit is the parent's cost of funds, ranging from 20 to 45 basis points over the established index. Borrowings outstanding under this agreement were $nil at December 31, 1997 and 1996.

8.    Derivative financial instruments
      --------------------------------

      The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

      --------------------------------

      Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

      Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

      Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

      The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

      The Company's holdings of derivative financial instruments are as follows:

                                 Notional     Carrying      Fair    Total Credit
       December 31, 1997          Amount       Amount       Value     Exposure
       -----------------         --------     --------      -----   ------------
       Assets:
         Interest rate caps   $ 4,600,000    $ 24,963    $ 15,665    $ 15,665
         Interest rate floors   1,000,000       1,561       4,551       4,551
         Put index options        221,984      11,120      11,120      11,120
       Liabilities:
         Call index options       221,984      (8,273)     (8,273)         --
       Off balance sheet:
         Interest rate swaps    1,267,000          --     (45,799)         --
                                ---------      ------      ------      ------
                                              $29,371    $(22,736)    $31,336
                                               ======      ======      ======

                                 Notional      Carrying     Fair    Total Credit
       December 31, 1996          Amount        Amount      Value     Exposure
       Assets:
         Interest rate caps    $4,000,000   $ 16,227      $  7,439   $  7,439
         Interest rate floors   1,000,000      2,041         4,341      4,341
       Off balance sheet:
         Interest rate swaps    1,000,000         --       (24,715)        --
                                ---------     ------       --------    ------
                                             $18,268      $(12,935)   $11,780
                                              ======        ======     ======

      The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps and floors expire on various dates from 1998 to 2003. The interest rate swaps expire on various dates from 2000 to 2003. All put and call options expire in 1998.

      Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

      --------------------------------

      Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by changing economic conditions in the equity market.
      The Company entered into index option collars (combination of puts and calls) to hedge anticipated fee income for 1998 related to separate accounts and mutual funds which invest in equity securities. Testing has demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. In the event that testing demonstrates that this correlation no longer exists, or in the event the Company disposes of the index options collars, the instruments will be marked-to-market through the income statement. At December 31, 1997, deferred gains on purchased put index options were $11,120 and deferred losses on written call index options were $8,273.

9.    Fair values of financial instruments
      ------------------------------------

      The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                 1997                         1996
                                         ------------------          ---------------------
                                         Carrying      Fair          Carrying        Fair
       Financial Assets                   Amount       Value          Amount         Value
       ----------------                  --------     ------         -------         -----
       Investments:
         Fixed maturities (Note 2):
           Held to maturity            $9,315,450   $9,743,410     $10,236,379  $10,521,650
           Available for sale          12,876,694   12,876,694      11,146,845   11,146,845
         Mortgage loans on
           real estate (Note 2)         3,618,647    3,808,570       3,493,364    3,606,077
         Other:
           Equity securities (Note 2)       3,361        3,361           3,308        3,308
           Derivative financial
             instruments (Note 8)          37,644       31,336          18,268       11,780
           Other                           82,347       85,383          63,993       66,242
       Cash and
         cash equivalents (Note 1)         19,686       19,686         224,603      224,603
       Separate account assets
         (Note 1)                      23,214,504   23,214,504      18,535,160   18,535,160



       Financial Liabilities
         Future policy benefits
           for fixed annuities         20,731,052   19,882,302      20,641,986   19,721,968
           Derivative financial
             instruments (Note 8)          (8,273)     (54,072)             --      (24,715)
         Separate account liabilities  21,488,282   20,707,620      17,358,087   16,688,519

      ------------------------------------

      At December 31, 1997 and 1996, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,185,155 and $1,112,155, respectively, and policy loans of $93,540 and $83,867, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1997 and 1996. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1997 and 1996.

      At December 31, 1997 and 1996, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $1,726,222 and $1,177,073, respectively.

10.   Segment information
      -------------------

      The Company's operations consist of two business segments; first, individual and group life insurance, disability income and long-term care insurance, and second, annuity products designed for individuals, pension plans, small businesses and employer-sponsored groups. The consolidated condensed statements of income for the years ended December 31, 1997, 1996 and 1995 and total assets at December 31, 1997, 1996 and 1995 by segment are summarized as follows:


                                               1997           1996            1995
       Net investment income:
       Life, disability income
         and long-term care insurance     $   269,874    $   262,998     $   256,242
       Annuities                            1,718,515      1,702,364       1,651,067
                                            ---------      ---------       ---------
                                          $ 1,988,389    $ 1,965,362     $ 1,907,309
                                            =========      =========       =========
       Premiums, charges and fees:
       Life, disability income
         and long-term care insurance     $   514,838    $   448,389     $   384,008
       Annuities                              374,274        308,873         249,557
                                              -------        -------         -------
                                          $   889,112    $   757,262     $   633,565
                                              =======        =======         =======
       Income before income taxes:
       Life, disability income
         and long-term care insurance     $   178,717    $   161,115     $   125,402
       Annuities                              501,334        460,758         440,278
       Net gain (loss) on investments             860           (159)         (4,898)
                                              -------        -------         -------
                                          $   680,911    $   621,714     $   560,782
                                              =======        =======         =======


       Total assets:
       Life, disability income
         and long-term care insurance     $ 8,193,796    $ 7,028,906     $ 6,195,870
       Annuities                           44,780,328     40,277,075      36,704,208
                                           ----------     ----------      ----------
                                          $52,974,124    $47,305,981     $42,900,078
                                           ==========     ==========      ==========

      Allocations of net investment income and certain general expenses are based on various assumptions and estimates.

      Assets are not individually identifiable by segment and have been allocated principally based on the amount of future policy benefits by segment.

      Capital expenditures and depreciation expense are not material, and consequently, are not reported.

11.   Year 2000 Issue (unaudited)
      ---------------

      The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's business is heavily dependent upon AEFC's computer systems and has significant interactions with systems of third parties.

      A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999.

      AEFC is evaluating the Year 2000 readiness of advisors and other third parties whose system failures could have an impact on the Company's operations. The potential materiality of any such impact is not known at this time.

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial Statements included in Part B of this Registration Statement:

     IDS Life Account SBS:

          Statements of Net Assets at Dec. 31, 1997.
          Statements of Operations for the year ended Dec. 31, 1997.
          Statements of Changes in Net Assets for the years ended Dec. 31, 1997 and 1996.
          Notes to Financial Statements.
          Report of Independent Auditors dated March 13, 1998.

     IDS Life Insurance Company:

          Consolidated Balance Sheets at Dec. 31, 1997 and Dec. 31, 1996. Consolidated Statements of Income for the years ended Dec. 31, 1997, 1996 and 1995.
          Consolidated Statements of Stockholder's Equity for the years ended Dec. 31, 1997, 1996 and 1995.
          Consolidated Statements of Cash Flows for the years ended Dec. 31, 1997, 1996 and 1995.
          Notes to Consolidated Financial Statements.
          Report of Independent Auditors dated Feb. 5, 1998.

     Exhibits to Financial Statements included in Part C:

         Financial Statement Schedules I, III, IV, and V as required by Regulation S-X.:

         Schedule I        -        Consolidated Summary of Investments Other
                                    than Investments in Related Parties
         Schedule III      -        Supplementary Insurance Information
         Schedule IV       -        Reinsurance
         Schedule V        -        Valuation and Qualifying Accounts

         Report of Independent Auditors dated February 5 1998.

         All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and, therefore, have been omitted.

(b)  Exhibits:

1.1 Copy of Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life Insurance Company establishing IDS Life Account SLB on May 9, 1991, filed electronically as Exhibit 1.1 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-40779 is herein incorporated by reference.

1.2 Copy of Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life Insurance Company Account SLB establishing three additional subaccounts on May 9, 1991, filed electronically as Exhibit 1.2 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-40779 is herein incorporated by reference.

2.   Not applicable.

3. Form of Distribution Agreement between IDS Life Insurance Company and Shearson Lehman Brothers, Inc., filed electronically as Exhibit 3 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-40779 is herein incorporated by reference.

4.1 Copy of Flexible Premium Deferred Variable Annuity Contract (No. 30377) filed as Exhibit 4 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 33-40779, is herein incorporated by reference.

5. Copy of Flexible Premium Deferred Variable Annuity Application (No. 34613), filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-40779 is herein incorporated by reference.

6.1 Copy of Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Post-Effective Amendment No. 3 to Registration Statement No. 33-40779/812-7731, is hereby incorporated by reference.

6.2  Copy of Amended By-Laws of IDS Life, filed electronically as Exhibit 6.2 to
     Post-Effective    Amendment   No.   3   to   Registration   Statement   No.
     33-40779/812-7731, is hereby incorporated by reference.

7.   Not applicable.

8.   Not applicable.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.  Consent of Independent Auditors, filed electronically herewith.

11. Financial Statement Schedules and Report of Independent Auditors, filed electronically herewith.

12.  Not applicable.

13. Copy of schedule for computation of each performance quotation, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 4 to Registration Statement 33-40779 is hereby incorporated by reference.

14.  Financial Data Schedule, filed electronically herewith.

15.1 Power of Attorney, dated August 19, 1997, filed electronically herewith.

15.2 Power of Attorney, dated April 9, 1998, filed electronically herewith.


Item 25.          Directors and Officers of the Depositor (IDS Life Insurance Company)

                                                                     Positions and Offices with Depositor
Name                             Principal Business Address
-------------------------------- ----------------------------------- ---------------------------------------
Timothy V. Bechtold              IDS Tower 10                        Executive Vice President-Risk
                                 Minneapolis, MN  55440                  Management Products

David J. Berry                   IDS Tower 10                        Vice President
                                 Minneapolis, MN  55440

Mark W. Carter                   IDS Tower 10                        Executive Vice President-Marketing
                                 Minneapolis, MN  55440

Robert M. Elconin                IDS Tower 10                        Vice President
                                 Minneapolis, MN  55440

Lorraine R. Hart                 IDS Tower 10                        Vice President-Investments
                                 Minneapolis, MN  55440

David R. Hubers                  IDS Tower 10                        Director
                                 Minneapolis, MN  55440

James M. Jensen                  IDS Tower 10                        Vice President-Insurance Product
                                 Minneapolis, MN  55440                  Development

Richard W. Kling                 IDS Tower 10                        Director and President
                                 Minneapolis, MN  55440

Paul F. Kolkman                  IDS Tower 10                        Director and Executive Vice President
                                 Minneapolis, MN  55440

Ryan R. Larson                   IDS Tower 10                        Vice President
                                 Minneapolis, MN  55440

James A. Mitchell                IDS Tower 10                        Director, Chairman of the Board and
                                 Minneapolis, MN  55440                  Chief Executive Officer

Pamela J. Moret                  IDS Tower 10                        Executive Vice President-Variable
                                 Minneapolis, MN  55440                  Assets

Barry J. Murphy                  IDS Tower 10                        Director and Executive Vice
                                 Minneapolis, MN  55440                  President-Client Service

James R. Palmer                  IDS Tower 10                        Vice President-Taxes
                                 Minneapolis, MN  55440


Stuart A. Sedlacek               IDS Tower 10                        Director and Executive Vice
                                 Minneapolis, MN  55440                  President-Assured Assets

F. Dale Simmons                  IDS Tower 10                        Vice President-Real Estate Loan
                                 Minneapolis, MN  55440                  Management and Assistant Treasurer

William A. Stoltzmann            IDS Tower 10                        Vice President, General Counsel and
                                 Minneapolis, MN  55440                  Secretary

Philip C. Wentzel                IDS Tower 10                        Vice President and Controller
                                 Minneapolis, MN  55440

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  IDS Life Insurance Company is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation
I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Corporation                                             Minnesota
                                                                                        Delaware


     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     IDS Securities Corporation                                                         Delaware
     Investors Syndicate Development Corp.                                              Nevada
     North Dakota Public Employee Payment Company                                       Minnesota

Item 27.       Number of Contractowners

               On February 28, 1998, there were 1,112 contract owners of qualified contracts. There were 5,488 owners of nonqualified contracts.

Item 28.       Indemnification

               The By-Laws of the depositor provide that the Corporation shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify of protect any such Manager of Variable Annuity Funds A and B, director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       Principal Underwriters

               (a) IDS Life is the principal underwriter for IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ, IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account RE, IDS Life Account MGA and IDS Life Account SBS, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

               (b) This table is the same as our response to Item 25 of this Registration Statement.


               (c)

               Name of                Net Underwriting
               Principal                Discounts and     Compensation on     Brokerage
               Underwriter               Commissions        Redemption       Commissions     Compensation
               IDS Life                  $17,883,488        $14,502,145          None            None

Item 30.       Location of Accounts and Records

               IDS Life Insurance Company
               IDS Tower 10
               Minneapolis, MN

Item 31.       Management Services

               Not applicable.

Item 32.       Undertakings

               (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

               (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included the prospectus that the applicant can remove to send for a Statement of Additional Information.

               (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to IDS Life Contract Owner Service at the address or phone number listed in the prospectus.

               (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 29th day of April, 1998.


                                                 IDS LIFE ACCOUNT SBS
                                                   (Registrant)

                                                 By  IDS Life Insurance Company
                                                   (Sponsor)

                                                     By /s/ James A. Mitchell*
                                                            James A. Mitchell


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of April, 1998.

Signature                                 Title

/s/  James A. Mitchell*                   Director, Chairman of the
     James A. Mitchell                    Board and Chief Executive Officer

/s/  Richard W. Kling*                    Director and President
     Richard W. Kling

/s/  Jeffrey S. Horton**                  Vice President and Treasurer
     Jeffrey S. Horton

/s/  David R. Hubers*                     Director
     David R. Hubers

/s/  Paul F. Kolkman*                     Director and Executive Vice
     Paul F. Kolkman                      President

/s/  Barry J. Murphy*                     Director and Executive Vice
     Barry J. Murphy                      President, Client Service

/s/  Stuart A. Sedlacek*                  Director and Executive Vice
     Stuart A. Sedlacek                   President, Assured Assets

Signature                                 Title

/s/  Philip C. Wentzel**                  Vice President and
     Philip C. Wentzel                    Controller


*Signed pursuant to Power of Attorney, dated August 19, 1997 filed electronically herewith by:

**Signed pursuant to Power of Attorney, dated April 9, 1998 filed electronically herewith by:



--------------------------
Colin M. Lancaster

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 7


This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Cross-reference sheet.

Part A.

        The prospectus.

Part B.

        Statement of Additional Information.

        Financial Statements.

Part C.

        Other Information.

        The signatures.

Exhibits.